UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                   FORM N-CSRS

                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-08572

                               BISHOP STREET FUNDS
               (Exact name of registrant as specified in charter)

                                   ----------

                               101 Federal Street
                                Boston, MA 02109
                    (Address of principal executive offices)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-262-9565

                   DATE OF FISCAL YEAR END: DECEMBER 31, 2010

                     DATE OF REPORTING PERIOD: JUNE 30, 2010

ITEM 1. REPORTS TO STOCKHOLDERS.

(GRAPHIC)

BISHOP STREET FUNDS

SEMI-ANNUAL REPORT

JUNE 30, 2010

STRATEGIC GROWTH FUND
DIVIDEND VALUE FUND
HIGH GRADE INCOME FUND
HAWAII MUNICIPAL BOND FUND
GOVERNMENT MONEY MARKET FUND

INVESTMENT ADVISER
BISHOP STREET
CAPITAL MANAGEMENT

                           (BISHOP STREET FUNDS LOGO)

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities is available without charge, by calling 1-800-262-9565 or by visiting the Commission's website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, by calling 1-800-262-9565 or by visiting the Funds' website at http://www.bishopstreetfunds.com or the website of the Securities and Exchange Commission.

                                  BISHOP STREET
                                      FUNDS

                               TABLE OF CONTENTS

LETTER TO SHAREHOLDERS ..................................................      2
SCHEDULES OF INVESTMENTS
   Strategic Growth Fund ................................................      4
   Dividend Value Fund ..................................................      7
   High Grade Income Fund ...............................................     12
   Hawaii Municipal Bond Fund ...........................................     20
   Government Money Market Fund .........................................     31
STATEMENTS OF ASSETS AND LIABILITIES ....................................     33
STATEMENTS OF OPERATIONS ................................................     35
STATEMENTS OF CHANGES IN NET ASSETS .....................................     37
FINANCIAL HIGHLIGHTS ....................................................     40
NOTES TO FINANCIAL STATEMENTS ...........................................     44
DISCLOSURE OF FUND EXPENSES .............................................     58
APPROVAL OF INVESTMENT ADVISORY AGREEMENTS ..............................     60
SHAREHOLDER VOTING RESULTS ..............................................     67

                                 BISHOP STREET
                                     FUNDS

                             LETTER TO SHAREHOLDERS


(PHOTO)

Dear Shareholder:

The New Year began on a very promising note with global equity markets continuing their advance following a very strong finish in 2009. But just as the wounds of the credit crisis appeared to be on the mend, another round of problems wreaked havoc on the markets ending an extended series of quarterly gains in the U.S. and foreign equity markets. As a result, stocks fell sharply in the second quarter as investors once again rushed for safety, renewing their focus on risk and volatility. In retrospect, there was no shortage of concerns for the markets with the Greek debt crisis spreading fear throughout Europe, the massive spill in the Gulf of Mexico spewing oil seemingly without end, a "flash crash" that raised questions about market structure and risk controls, and significant reform in the financial sector that would surely change the face of the industry as we now know it today.

DR. JEKYLL AND MR. HYDE?

The confluence of events as well as a host of mixed readings on the U.S. economy produced some strong headwinds for the equity markets, yet they managed to hold up reasonably well in the first six months of the year. Starting out the year with a respectable +5.4% return in the first quarter, the S&P 500 index declined -11.4% in the second quarter, to finish the first six months of 2010 with a loss of -6.7%. Meanwhile, the fixed income markets were the beneficiaries of the uncertainty that plagued the equity markets as investors sought safety in U.S. treasuries and the dollar. As a result, the bond markets gained +5.3% year-to-date with U.S. treasuries and corporate bonds leading the way. Bad news for equity markets proved to be a boon for fixed income investors. And despite ongoing concerns about the financial challenges facing municipal governments, municipal bonds generated a +2.0% return in the latest quarter and a +3.3% return year-to-date.

Bishop Street Funds

                                                      (BISHOP STREET FUNDS LOGO)

WHAT LIES AHEAD?

It is difficult to predict what the future might hold for investors given the many issues that exist; however,there are reasons to be optimistic. First, interest rates are extremely low and are likely to lower borrowing costs for businesses and individuals, providing incentive to invest. Significant government stimulus remains in place and should continue to work its way through the system, pointing to positive economic expansion in the months ahead. Further, equity valuations appear reasonable when compared to historical averages. The bottom line is that while uncertainty prevails, this situation is not uncommon when it comes to world of investing. And while investors cannot control the outcome of these events, they CAN control their investment plan, asset mix, and risk exposure to ensure that their investment portfolio is consistent with their life goals and objectives.

In this regard, the Bishop Street Funds continue to offer selected stock, bond and money market alternatives that we believe should be included in your overall investment program. The Dividend Value Fund and Strategic Growth Fund combine to offer attractive income potential and growth potential. The High Grade Bond and Hawaii Municipal Bond funds offer high quality, fixed income securities that continue to provide attractive income and stability, while the Government Money Market fund continues to provide safety and liquidity.

Thank you for your continued trust and confidence in the Bishop Street Funds.

Sincerely,


/s/ Michael K. Hirai
Michael K. Hirai, CFA, CPA
President and Chief Investment Officer
July 20, 2010

THE S&P 500 COMPOSITE INDEX IS A WIDELY RECOGNIZED INDEX OF 500 STOCKS DESIGNED TO MIMIC THE OVERALL U.S. EQUITY MARKET'S INDUSTRY WEIGHTINGS.

THIS REPRESENTS THE MANAGEMENT'S ASSESSMENT OF THE FUNDS AND THE MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

June 30, 2010                                          www.bishopstreetfunds.com

Strategic Growth Fund                                                (UNAUDITED)

                            TOP TEN EQUITY HOLDINGS+

                              Percentage of
                               Investments
                              -------------
1.  Tyco International             2.2%
2.  Yum! Brands                    2.2%
3.  AmerisourceBergen, Cl A        2.2%
4.  Texas Instruments              2.2%
5.  Stericycle                     2.1%
6.  ACE                            2.1%
7.  General Mills                  2.1%
8.  Varian Medical Systems         2.1%
9.  Becton Dickinson               2.1%
10. Iron Mountain                  2.1%

SECTOR WEIGHTINGS+

                                   (BAR CHART)

Information Technology   27.7%
Industrials              20.1%
Consumer Discretionary   19.4%
Health Care              14.5%
Financials                8.0%
Energy                    7.6%
Consumer Staples          2.1%
Cash Equivalents          0.6%

+    PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

                             SCHEDULE OF INVESTMENTS
                               AS OF JUNE 30, 2010

                                                                       Value
   Shares                                                              (000)
------------                                                      --------------
                             COMMON STOCK+ -- 99.5%
CONSUMER DISCRETIONARY -- 19.4%
      23,000   Bed Bath & Beyond (A)                              $          853
      25,883   Best Buy                                                      876
      26,600   Coach                                                         972
      49,900   GameStop, Cl A (A)                                            938
      33,500   Home Depot                                                    940
      19,700   Kohl's (A)                                                    936
       5,600   priceline.com (A)                                             989
      20,300   Target                                                        998
      23,500   TJX                                                           986
      28,000   Yum! Brands                                                 1,093
                                                                  --------------
                                                                           9,581
                                                                  --------------

Bishop Street Funds

Strategic Growth Fund                                                (UNAUDITED)

                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

                                                                       Value
   Shares                                                              (000)
------------                                                      --------------
CONSUMER STAPLES -- 2.1%
      29,000   General Mills                                      $        1,030
                                                                  --------------
ENERGY -- 7.6%
      14,100   Cimarex Energy                                              1,010
      28,000   National Oilwell Varco                                        926
      11,900   Occidental Petroleum                                          918
      23,400   Southwestern Energy (A)                                       904
                                                                  --------------
                                                                           3,758
                                                                  --------------
FINANCIALS -- 8.0%
      20,100   ACE                                                         1,035
      25,700   American Express                                            1,020
       7,100   Goldman Sachs Group                                           932
      36,700   Lazard, Cl A                                                  980
                                                                  --------------
                                                                           3,967
                                                                  --------------
HEALTH CARE -- 14.5%
      34,400   AmerisourceBergen, Cl A                                     1,092
      19,200   Amgen (A)                                                   1,010
      15,200   Becton Dickinson                                            1,028
      20,800   Express Scripts, Cl A (A)                                     978
      20,600   Thermo Fisher Scientific (A)                                1,010
      19,700   Varian Medical Systems (A)                                  1,030
      15,500   Waters (A)                                                  1,003
                                                                  --------------
                                                                           7,151
                                                                  --------------
INDUSTRIALS -- 20.2%
      17,800   Deere                                                         991
      22,900   Dover                                                         957
      45,500   Iron Mountain                                               1,022
      21,100   ITT                                                           948
      19,300   Joy Global                                                    967
      15,900   Stericycle (A)                                              1,043
      31,100   Tyco International                                          1,096
      13,700   Union Pacific                                                 952
      15,000   United Technologies                                           973
      10,200   W.W.Grainger                                                1,014
                                                                  --------------
                                                                           9,963
                                                                  --------------

June 30, 2010                                          www.bishopstreetfunds.com

Strategic Growth Fund                                                (UNAUDITED)

                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

                                                                       Value
   Shares                                                              (000)
------------                                                      --------------
INFORMATION TECHNOLOGY -- 27.7%
      25,600   Amphenol, Cl A                                     $        1,006
       3,900   Apple (A)                                                     981
      29,300   Broadcom, Cl A                                                966
      14,800   Cree (A)                                                      888
      14,500   Factset Research Systems                                      971
       2,050   Google, Cl A (A)                                              912
      22,600   Hewlett-Packard                                               978
       8,200   International Business Machines                             1,013
      26,100   NetApp (A)                                                    974
      46,000   Oracle                                                        987
      35,000   Red Hat (A)                                                 1,013
      65,600   Symantec (A)                                                  911
      46,200   Texas Instruments                                           1,076
      33,000   Western Digital (A)                                           994
                                                                  --------------
                                                                          13,670
                                                                  --------------
TOTAL COMMON STOCK (Cost $48,324)                                         49,120
                                                                  --------------
                          CASH EQUIVALENTS (B) -- 0.6%
     144,535   Dreyfus Cash Management Fund, Institutional
               Shares, 0.137%                                                145
     144,535   Fidelity Institutional Money Market Portfolio,
               Institutional Shares, 0.250%                                  145
                                                                  --------------
TOTAL CASH EQUIVALENTS (Cost $290)                                           290
                                                                  --------------
TOTAL INVESTMENTS (Cost $48,614) -- 100.1%                        $       49,410
                                                                  ==============

PERCENTAGES ARE BASED ON NET ASSETS OF $49,377 ($ THOUSANDS).

+ MORE NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

(A)  NON-INCOME PRODUCING SECURITY.

(B)  THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JUNE 30, 2010.

CL -- CLASS

COST FIGURES ARE SHOWN IN THOUSANDS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

Bishop Street Funds

Dividend Value Fund                                                  (UNAUDITED)

                            TOP TEN EQUITY HOLDINGS+

                                      Percentage of
                                       Investments
                                      -------------
1.  AT&T                                   3.2%
2.  Merck                                  3.0%
3.  International Business Machines        2.8%
4.  Verizon Communications                 2.7%
5.  Exxon Mobil                            2.6%
6.  JPMorgan Chase                         2.2%
7.  Philip Morris International            2.2%
8.  Bristol-Myers Squibb                   2.2%
9.  Microsoft                              2.0%
10. McDonald's                             2.0%

SECTOR WEIGHTINGS

                                   (BAR CHART)

Financials                   14.3%
Consumer Staples             12.3%
Energy                       11.2%
Industrials                  10.5%
Information Technology       10.4%
Health Care                  10.2%
Consumer Discretionary        8.7%
Telecommunication Services    6.1%
Materials                     5.7%
Utilities                     5.0%
Cash Equivalents              3.9%
Exchange Traded Fund          1.7%

+ PERCENTAGES ARE BASED ON TOTAL INVESTMENTS. EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

                             SCHEDULE OF INVESTMENTS
                               AS OF JUNE 30, 2010

                                                                       Value
   Shares                                                              (000)
------------                                                      --------------
                             COMMON STOCK -- 93.9%
CONSUMER DISCRETIONARY -- 8.6%
      23,100   Foot Locker (B)                                    $          292
      13,900   Gap                                                           270
      23,000   Home Depot                                                    646
      14,500   McDonald's                                                    955
       8,500   McGraw-Hill                                                   239

June 30, 2010                                          www.bishopstreetfunds.com

Dividend Value Fund                                                  (UNAUDITED)

                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

                                                                       Value
   Shares                                                              (000)
------------                                                      --------------
CONSUMER DISCRETIONARY -- (CONTINUED)
      12,500   Meredith                                           $          389
       7,500   Nordstrom (B)                                                 242
      10,500   Staples                                                       200
      20,700   Time Warner                                                   599
       6,700   TJX (B)                                                       281
                                                                  --------------
                                                                           4,113
                                                                  --------------
CONSUMER STAPLES -- 11.9%
      24,800   Altria Group (B)                                              497
       3,900   Coca-Cola Co.                                                 196
       7,400   Diageo PLC ADR                                                464
      10,000   General Mills                                                 355
      13,500   HJ Heinz (B)                                                  584
       3,600   JM Smucker                                                    217
       8,800   Kimberly-Clark                                                533
       8,800   Kraft Foods, Cl A                                             246
       3,300   PepsiCo                                                       201
      23,000   Philip Morris International                                 1,054
      11,900   Procter & Gamble                                              714
      12,100   Wal-Mart Stores                                               582
                                                                  --------------
                                                                           5,643
                                                                  --------------
ENERGY -- 11.2%
      13,100   Chevron                                                       889
       7,000   ConocoPhillips                                                344
      16,500   EnCana                                                        501
      21,700   Exxon Mobil                                                 1,238
       4,100   Murphy Oil                                                    203
       5,900   Occidental Petroleum                                          455
      18,000   Royal Dutch Shell PLC ADR, Cl A (B)                           904
      11,800   Smith International                                           444
       7,225   Transocean (A)                                                335
                                                                  --------------
                                                                           5,313
                                                                  --------------
FINANCIALS -- 14.3%
      16,800   American Express                                              667
      15,300   Arthur J Gallagher (B)                                        373
       6,300   Chubb                                                         315
      14,700   Eaton Vance                                                   406
      11,800   Federated Investors, Cl B (B)                                 244
      28,800   JPMorgan Chase                                              1,055
      11,900   MetLife                                                       449
      15,000   Morgan Stanley                                                348

Bishop Street Funds

Dividend Value Fund                                                  (UNAUDITED)

                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

                                                                       Value
   Shares                                                              (000)
------------                                                      --------------
FINANCIALS -- (CONTINUED)
      10,700   Northern Trust                                     $          500
      18,900   People's United Financial                                     255
       7,700   PNC Financial Services Group                                  435
       2,500   RenaissanceRe Holdings (B)                                    141
       6,100   T Rowe Price Group (B)                                        271
      18,200   Unum Group (B)                                                395
      19,200   US Bancorp                                                    429
      20,700   Wells Fargo                                                   530
                                                                  --------------
                                                                           6,813
                                                                  --------------
HEALTH CARE -- 10.2%
      16,300   Abbott Laboratories                                           763
      41,100   Bristol-Myers Squibb                                        1,025
      13,900   Johnson & Johnson                                             821
      40,900   Merck                                                       1,430
      56,900   Pfizer                                                        811
                                                                  --------------
                                                                           4,850
                                                                  --------------
INDUSTRIALS -- 10.5%
       7,900   Deere                                                         440
       9,600   Dover (B)                                                     401
       8,600   Emerson Electric                                              376
      42,100   General Electric                                              607
      15,000   Honeywell International                                       585
       5,200   Illinois Tool Works                                           215
       7,200   Norfolk Southern                                              382
       6,800   Parker Hannifin                                               377
      12,100   Raytheon                                                      586
       9,200   United Technologies                                           597
      14,300   Waste Management                                              447
                                                                  --------------
                                                                           5,013
                                                                  --------------
INFORMATION TECHNOLOGY -- 10.4%
      11,900   Automatic Data Processing                                     479
       7,100   Canon ADR (B)                                                 265
      11,800   Hewlett-Packard                                               511
      47,100   Intel                                                         916
      10,800   International Business Machines                             1,333
       4,700   Linear Technology (B)                                         131
      41,700   Microsoft                                                     959
      15,500   Texas Instruments (B)                                         361
                                                                  --------------
                                                                           4,955
                                                                  --------------

June 30, 2010                                          www.bishopstreetfunds.com

Dividend Value Fund                                                  (UNAUDITED)

                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

                                                                       Value
   Shares                                                              (000)
------------                                                      --------------
MATERIALS -- 5.7%
       4,700   BHP Billiton ADR (B)                               $          291
       8,000   EI Du Pont de Nemours                                         277
       6,900   International Flavors & Fragrances                            293
      12,200   Nucor (B)                                                     467
      10,100   RPM International                                             180
      13,000   Sherwin-Williams (B)                                          899
      10,500   Sonoco Products                                               320
                                                                  --------------
                                                                           2,727
                                                                  --------------
TELECOMMUNICATION SERVICES -- 6.1%
      62,200   AT&T (B)                                                    1,505
      45,000   Verizon Communications                                      1,261
      13,300   Windstream (B)                                                140
                                                                  --------------
                                                                           2,906
                                                                  --------------
UTILITIES -- 5.0%
       7,400   American Electric Power (B)                                   239
       2,000   Entergy                                                       143
       4,000   Exelon                                                        152
       7,000   FirstEnergy (B)                                               246
       7,600   National Fuel Gas                                             349
       4,300   NextEra Energy (B)                                            210
       5,800   PG&E (B)                                                      239
       9,900   PPL (B)                                                       247
       9,200   Public Service Enterprise Group                               288
       5,500   Sempra Energy                                                 257
                                                                  --------------
                                                                           2,370
                                                                  --------------
TOTAL COMMON STOCK (Cost $47,226)                                         44,703
                                                                  --------------
                          EXCHANGE TRADED FUND -- 1.6%
       7,600   SPDR Trust, Ser A (B)                                         785
                                                                  --------------
TOTAL EXCHANGE TRADED FUND (Cost $933)                                       785
                                                                  --------------
                             PREFERRED STOCK -- 0.4%
CONSUMER STAPLES -- 0.4%
       5,250   Archer-Daniels-Midland (B)                                    190
                                                                  --------------
TOTAL PREFERRED STOCK (Cost $230)                                            190
                                                                  --------------

Bishop Street Funds

Dividend Value Fund                                                  (UNAUDITED)

                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

 Shares/Face
   Amount                                                             Value
    (000)                                                             (000)
------------                                                      --------------
                          CASH EQUIVALENTS (D) -- 3.9%
     930,120   Dreyfus Cash Management Fund, Institutional
                  Shares, 0.137%                                  $          930
     930,120   Fidelity Institutional Money Market Portfolio,
                  Institutional Shares, 0.250%                               930
                                                                  --------------
TOTAL CASH EQUIVALENTS (Cost $1,860)                                       1,860
                                                                  --------------
                       REPURCHASE AGREEMENTS (C) -- 18.0%
$      1,294   Bank of America 0.190%, dated 06/30/10, to be
                  repurchased on 07/01/10, repurchase price
                  $1,293,704 (collateralized by a FHLMC
                  obligation, par value $1,305,750, 4.500%,
                  10/01/39, with a total market value of
                  $1,319,571)                                              1,294
       7,270   JPMorgan 0.240%, dated 06/30/10, to be
                  repurchased on 07/01/10, repurchase price
                  $7,270,387 (collateralized by a CLCT
                  obligation, par value $8,167,845, 0.011% -
                  0.040%, 03/01/42, with a total market value
                  of $7,634,283)                                           7,270
                                                                  --------------
 TOTAL REPURCHASE AGREEMENTS (Cost $8,564)                                 8,564
                                                                  --------------
 TOTAL INVESTMENTS (Cost $58,813) -- 117.8%                       $       56,102
                                                                  ==============

PERCENTAGES ARE BASED ON NET ASSETS OF $47,607($ THOUSANDS).

(A)  NON-INCOME PRODUCING SECURITY.

(B) THIS SECURITY OR PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2010. THE TOTAL VALUE OF SECURITIES ON LOAN AT JUNE 30, 2010 WAS $8,274 ($ THOUSANDS).

(C) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES ON LOAN. THE TOTAL VALUE OF SUCH SECURITIES AS OF JUNE 30, 2010 WAS $8,564 ($ THOUSANDS).

(D)  THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JUNE 30, 2010.

ADR  -- AMERICAN DEPOSITARY RECEIPT

CL   -- CLASS

CLCT -- COLLEGE LOAN CORPORATE TRUST

FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION

PLC  -- PUBLIC LIMITED COMPANY

SER  -- SERIES

SPDR -- STANDARD & POOR'S DEPOSITORY RECEIPTS

COST FIGURES ARE SHOWN IN THOUSANDS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

June 30, 2010                                          www.bishopstreetfunds.com

High Grade Income Fund                                               (UNAUDITED)

                                TOP TEN HOLDINGS+

                                                                                 Percentage
                                                            Coupon   Maturity       of
                                                             Rate      Date     Investments
                                                            ------   --------   -----------
 1. Countrywide Asset-Backed Certificates, Ser 12, Cl 1A4   5.323%   02/25/36       2.4%
 2. Citibank Credit Card Issuance Trust, Ser A3, Cl A3      2.700%   06/24/13       2.1%
 3. Ford Credit Auto Owner Trust, Ser E, Cl A3              1.510%   01/15/14       2.0%
 4. Dow Chemical                                            8.550%   05/15/19       1.9%
 5. Xerox                                                   8.250%   05/15/14       1.8%
 6. GSR Mortgage Loan Trust, Ser 4, Cl 3A2                  2.150%   04/25/32       1.8%
 7. Rio Tinto Finance USA                                   9.000%   05/01/19       1.8%
 8. General Electric Capital MTN, Ser A                     5.450%   01/15/13       1.7%
 9. IBM                                                     8.375%   11/01/19       1.6%
10. Cellco Partnership                                      5.550%   02/01/14       1.4%

SECTOR WEIGHTINGS+

                                  (BAR CHART)

Banks                                         15.7%
U.S. Government Agency Obligations            13.2%
Asset-Backed Security                         12.9%
Information Technology                         8.4%
Financials                                     8.2%
U.S. Treasury Obligations                      7.6%
Industrials                                    6.7%
Materials                                      5.3%
Consumer Discretionary                         5.0%
U.S. Government Mortgage-Backed Obligations    4.1%
Consumer Staples                               3.9%
Telecommunication Services                     3.0%
Municipal Bond                                 3.0%
Health Care                                    2.5%
Cash Equivalents                               0.5%

+ PERCENTAGES ARE BASED ON TOTAL INVESTMENTS. EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

                             SCHEDULE OF INVESTMENTS
                               AS OF JUNE 30, 2010

    Face
   Amount                                                              Value
    (000)                                                              (000)
------------                                                      --------------
                         CORPORATE OBLIGATIONS -- 58.2%
BANKS -- 15.6%
               Australia & New Zealand Banking Group (A) (D)
$      1,500   0.819%, 06/18/12                                   $        1,500
               Bank of America MTN
       1,100   7.375%, 05/15/14                                            1,233

Bishop Street Funds

High Grade Income Fund                                               (UNAUDITED)

                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

    Face
   Amount                                                              Value
    (000)                                                              (000)
------------                                                      --------------
BANKS -- (CONTINUED)
               Bank of Oklahoma (A) (E)
$        500   5.750%, 05/15/17                                   $          478
               Barclays Bank PLC
       1,150   6.750%, 05/22/19                                            1,279
         500   5.200%, 07/10/14                                              528
               Bear Stearns LLC (C)
       1,500   7.250%, 02/01/18                                            1,752
               BHP Billiton Finance
         950   5.250%, 12/15/15                                            1,076
               Citigroup
       1,500   6.500%, 08/19/13                                            1,599
               Goldman Sachs Group
       1,300   7.500%, 02/15/19                                            1,453
               JPMorgan Chase Capital XXVII, Ser AA
       1,000   7.000%, 11/01/39                                            1,017
               JPMorgan Chase, Ser AI (B)
       1,400   5.875%, 06/13/16                                            1,532
               Morgan Stanley
       1,300   7.300%, 05/13/19                                            1,398
       1,400   4.200%, 11/20/14                                            1,382
               Rio Tinto Finance USA
       1,700   9.000%, 05/01/19                                            2,231
               Wells Fargo Bank (A)
       1,600   0.646%, 05/16/16                                            1,469
                                                                  --------------
                                                                          19,927
                                                                  --------------
CONSUMER DISCRETIONARY -- 5.0%
               Comcast
       1,000   6.500%, 01/15/17                                            1,146
               Home Depot
         700   5.875%, 12/16/36                                              718
               McDonald's MTN, Ser H
       1,525   4.125%, 06/01/13                                            1,643
               Time Warner Cable
       1,350   8.250%, 04/01/19                                            1,660
               Whirlpool MTN
       1,050   8.600%, 05/01/14                                            1,238
                                                                  --------------
                                                                           6,405
                                                                  --------------

June 30, 2010                                          www.bishopstreetfunds.com

High Grade Income Fund                                               (UNAUDITED)

                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

    Face
   Amount                                                              Value
    (000)                                                              (000)
------------                                                      --------------
CONSUMER STAPLES -- 3.8%
               Costco Wholesale
$      1,100   5.500%, 03/15/17                                   $        1,266
               Kraft Foods
         900   6.500%, 02/09/40                                            1,006
       1,075   5.375%, 02/10/20                                            1,152
               Wal-Mart Stores
       1,300   5.375%, 04/05/17                                            1,491
                                                                  --------------
                                                                           4,915
                                                                  --------------
FINANCIALS -- 8.2%
               Berkshire Hathaway
       1,260   3.200%, 02/11/15                                            1,298
               Boeing Capital
       1,250   3.250%, 10/27/14                                            1,302
               Boston Properties
       1,200   5.625%, 11/15/20                                            1,255
               Capital One Financial
       1,000   7.375%, 05/23/14                                            1,143
               General Electric Capital MTN (A)
       1,325   0.524%, 05/08/13                                            1,279
               General Electric Capital MTN, Ser A (C)
       2,050   5.450%, 01/15/13                                            2,203
               Jefferies Group
         675   6.250%, 01/15/36                                              604
               WEA Finance LLC (D)
       1,300   5.750%, 09/02/15                                            1,405
                                                                  --------------
                                                                          10,489
                                                                  --------------
HEALTH CARE -- 2.4%
               Bristol-Myers Squibb (C)
         300   5.450%, 05/01/18                                              344
               Genentech (C)
       1,300   4.750%, 07/15/15                                            1,438
               Merck
       1,200   5.000%, 06/30/19                                            1,335
                                                                  --------------
                                                                           3,117
                                                                  --------------
INDUSTRIALS -- 6.7%
               Allied Waste North America, Ser B
       1,200   7.125%, 05/15/16                                            1,287
               Boeing
         500   4.875%, 02/15/20                                              551

Bishop Street Funds

High Grade Income Fund                                               (UNAUDITED)

                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

    Face
   Amount                                                              Value
    (000)                                                              (000)
------------                                                      --------------
INDUSTRIALS -- (CONTINUED)
               Bunge Finance
$      1,300   8.500%, 06/15/19                                   $        1,552
               Caterpillar (C)
       1,250   7.900%, 12/15/18                                            1,607
               Continental Airlines
       1,274   9.000%, 07/08/16                                            1,369
               DirecTV Holdings LLC
         500   6.375%, 06/15/15                                              518
               Emerson Electric
         500   5.250%, 10/15/18                                              565
               News America
       1,000   6.650%, 11/15/37                                            1,122
                                                                  --------------
                                                                           8,571
                                                                  --------------
INFORMATION TECHNOLOGY -- 8.3%
               Cisco Systems
       1,500   5.500%, 02/22/16                                            1,728
               Dell
         400   5.625%, 04/15/14                                              449
               Hewlett-Packard (C)
       1,375   4.500%, 03/01/13                                            1,484
               IBM
       1,500   8.375%, 11/01/19                                            2,038
               Nokia
       1,250   5.375%, 05/15/19                                            1,315
               Oracle (C)
       1,200   5.250%, 01/15/16                                            1,362
               Xerox
       2,000   8.250%, 05/15/14                                            2,344
                                                                  --------------
                                                                          10,720
                                                                  --------------
MATERIALS -- 5.2%
               Dow Chemical
       1,950   8.550%, 05/15/19                                            2,387
               Monsanto
       1,400   7.375%, 08/15/12                                            1,570
               Nucor (C)
       1,300   4.875%, 10/01/12                                            1,402
               Potash Corp of Saskatchewan
       1,200   5.250%, 05/15/14                                            1,324
                                                                  --------------
                                                                           6,683
                                                                  --------------

June 30, 2010                                          www.bishopstreetfunds.com

High Grade Income Fund                                               (UNAUDITED)

                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

    Face
   Amount                                                              Value
    (000)                                                              (000)
------------                                                      --------------
TELECOMMUNICATION SERVICES -- 3.0%
               AT&T
$        500   5.800%, 02/15/19                                   $          563
               AT&T Wireless Services
       1,300   8.125%, 05/01/12                                            1,454
               Cellco Partnership (C)
       1,600   5.550%, 02/01/14                                            1,794
                                                                  --------------
                                                                           3,811
                                                                  --------------
TOTAL CORPORATE OBLIGATIONS (Cost $67,854)                                74,638
                                                                  --------------
                   U.S. GOVERNMENT AGENCY OBLIGATIONS -- 13.1%
               FHLB
       1,300   5.125%, 03/10/17                                            1,492
               FHLMC
         875   8.250%, 06/01/16                                            1,076
       1,000   5.875%, 05/23/16                                            1,044
               FHLMC MTN
       1,000   4.250%, 05/22/13                                            1,082
               FNMA
       1,500   5.780%, 06/07/22 (C)                                        1,627
         700   5.000%, 03/02/15                                              788
       1,200   3.500%, 08/25/14                                            1,205
       1,300   3.400%, 12/07/16 (C)                                        1,314
       1,275   3.125%, 09/29/14                                            1,284
       1,250   3.125%, 01/21/15                                            1,265
       1,250   3.000%, 07/28/14 (C)                                        1,274
         550   3.000%, 03/09/15                                              553
       1,600   2.500%, 03/03/14 (C)                                        1,606
       1,200   2.125%, 06/24/13                                            1,209
                                                                  --------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $16,516)                   16,819
                                                                  --------------
                        ASSET-BACKED SECURITIES -- 12.8%
               Ally Auto Receivables Trust, Ser B, Cl A3 (D)
       1,750   1.980%, 10/15/13                                            1,772
               Capital One Multi-Asset Execution Trust, Ser A2,
                  Cl A2
       1,600   3.200%, 04/15/14                                            1,634
               Citibank Credit Card Issuance Trust, Ser A3,
                  Cl A3
       2,600   2.700%, 06/24/13                                            2,643
               Countrywide Asset-Backed Certificates, Ser 12,
                  Cl 1A4 (A)
       3,281   5.323%, 02/25/36                                            3,086

Bishop Street Funds

High Grade Income Fund                                               (UNAUDITED)

                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

    Face
   Amount                                                              Value
    (000)                                                              (000)
------------                                                      --------------
                       ASSET-BACKED SECURITIES (CONTINUED)
               Ford Credit Auto Owner Trust, Ser E, Cl A3 (A)
$      2,500   1.510%, 01/15/14                                   $        2,514
               GSR Mortgage Loan Trust, Ser 4, Cl 3A2 (A)
       2,481   2.150%, 04/25/32                                            2,244
               Mercedes-Benz Auto Receivables, Ser I, Cl A3
       1,250   1.670%, 01/15/14                                            1,263
               WaMu Mortgage Pass Through Certificates, Ser
                  AR9, Cl 2A (A)
       1,428   3.109%, 07/25/42                                            1,257
                                                                  --------------
TOTAL ASSET-BACKED SECURITIES (Cost $15,986)                              16,413
                                                                  --------------
                        U.S. TREASURY OBLIGATIONS -- 7.5%
               U.S. Treasury Bonds
         700   7.250%, 05/15/16                                              899
       1,250   4.750%, 02/15/37                                            1,435
       1,500   4.500%, 08/15/39                                            1,652
               U.S. Treasury Notes
         575   3.750%, 11/15/18                                              620
         625   3.125%, 10/31/16                                              656
         500   3.125%, 05/15/19 (C)                                          510
       1,120   2.625%, 04/30/16                                            1,151
       1,400   2.500%, 06/30/17                                            1,406
         750   2.375%, 10/31/14                                              774
         500   2.125%, 11/30/14                                              511
                                                                  --------------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,241)                              9,614
                                                                  --------------
               U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 4.1%
               FHLMC REMIC, Ser 2844, Cl VB
         102   5.500%, 12/15/19                                              101
               FHLMC REMIC, Ser 3196, Cl CB
         305   5.250%, 08/15/11                                              304
               FHLMC REMIC, Ser R010, Cl AB
         555   5.500%, 12/15/19                                              580
               FNMA, Ser 2003-33, Cl AB
       1,584   3.750%, 03/25/33                                            1,647
               FNMA, Ser 254884
         196   3.500%, 08/01/10                                              198
               FNMA, Ser 889958
         614   5.000%, 10/01/23                                              657

June 30, 2010                                          www.bishopstreetfunds.com

High Grade Income Fund                                               (UNAUDITED)

                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

 Shares/Face
   Amount                                                              Value
    (000)                                                              (000)
------------                                                      --------------
             U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
               FNMA REMIC, Ser 2007-B1, Cl BE
$        692   5.450%, 12/25/20                                   $          745
               GNMA, Ser 7, Cl PE
         982   5.500%, 11/16/31                                            1,031
                                                                  --------------
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (Cost $5,031)            5,263
                                                                  --------------
                             MUNICIPAL BONDS -- 3.0%
MUNICIPAL -- 3.0%
               California State, GO
       1,500   7.550%, 04/01/39                                            1,609
               Michigan Municipal Bond Authority, RB, Merrill
                  Lynch Insured (A)
         500   2.900%, 09/01/48                                              500
               New Jersey State, Turnpike Authority, Ser B, RB,
                  AMBAC Insured, Pre-Refunded @ 100 (B)
       1,250   4.252%, 01/01/15                                            1,296
               New Mexico Mortgage Finance Authority, Ser B3,
                  RB, AMT, GNMA/FNMA/FHLMC Insured
         405   4.200%, 07/01/28                                              400
                                                                  --------------
TOTAL MUNICIPAL BONDS (Cost $3,640)                                        3,805
                                                                  --------------
                          CASH EQUIVALENTS (F) -- 0.5%
     337,289   Dreyfus Cash Management Fund, Institutional
                  Shares, 0.137%                                             337
     337,289   Fidelity Institutional Money Market Portfolio,
                  Institutional Shares, 0.250%                               337
                                                                  --------------
TOTAL CASH EQUIVALENTS (Cost $674)                                           674
                                                                  --------------
                       REPURCHASE AGREEMENTS (G) -- 11.7%
$      2,265   Bank of America 0.190%, dated 06/30/10, to be
                  repurchased on 07/01/10, repurchase price
                  $2,265,247 (collateralized by a FHLMC
                  obligation, par value $2,286,759, 4.500%,
                  10/01/39, with a total market value of
                  $2,310,610)                                              2,265
      12,730   JPMorgan 0.240%, dated 06/30/10, to be
                  repurchased on 07/01/10, repurchase price
                  $12,729,613 (collateralized by a CLCT
                  obligation, par value $14,302,155, 0.011% -
                  0.040%, 03/01/42, with a total market value
                  of $13,367,872)                                         12,730
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS (Cost $14,995)                                14,995
                                                                  --------------
TOTAL INVESTMENTS (Cost $133,937) -- 110.9%                       $      142,221
                                                                  ==============

Bishop Street Funds

High Grade Income Fund                                               (UNAUDITED)

                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

PERCENTAGES ARE BASED ON NET ASSETS OF $128,201($ THOUSANDS).

(A) FLOATING RATE SECURITY THE RATE REPORTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT AS OF JUNE 30, 2010. THE DATE REPORTED ON THE SCHEDULE OF INVESTMENTS IS THE NEXT SCHEDULED RESET DATE.

(B)  PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.

(C) THIS SECURITY OR PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2010. THE TOTAL VALUE OF SECURITIES ON LOAN AT JUNE 30, 2010 WAS $14,498 ($ THOUSANDS).

(D) SECURITIES SOLD WITHIN TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS." THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID UNDER GUIDELINES ESTABLISHED BY THE BOARD OF TRUSTEES.

(E) STEP BOND -- THE RATE REPORTED IS THE EFFECTIVE YIELD ON JUNE 30, 2010. THE COUPON ON A STEP BOND CHANGES ON A SPECIFIC DATE.

(F)  THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JUNE 30, 2010.

(G) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES ON LOAN. THE TOTAL VALUE OF SUCH SECURITIES AS OF JUNE 30, 2010 WAS $14,995 ($ THOUSANDS).

AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY

AMT -- ALTERNATIVE MINIMUM TAX

CL -- CLASS

CLCT -- COLLEGE LOAN CORPORATE TRUST

FHLB -- FEDERAL HOME LOAN BANK

FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

GO -- GENERAL OBLIGATION

LLC -- LIMITED LIABILITY CORPORATION

MTN -- MEDIUM TERM NOTE

PLC -- PUBLIC LIMITED COMPANY

RB -- REVENUE BOND

REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT

SER -- SERIES

COST FIGURES ARE SHOWN IN THOUSANDS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

June 30, 2010                                          www.bishopstreetfunds.com

Hawaii Municipal Bond Fund                                           (UNAUDITED)

                                TOP TEN HOLDINGS+

                                                                             Percentage
                                                        Coupon   Maturity        of
                                                         Rate      Date     Investments
                                                        ------   --------   -----------
 1. Hawaii State, RB                                    5.100%   07/01/39       3.0%
 2. Honolulu City & County, Board of Water Supply, RB   4.750%   07/01/14       2.3%
 3. Honolulu Hawaii City & County, Ser A, GO            5.000%   07/01/23       2.2%
 4. Honolulu Hawaii City & County, GO                   5.000%   07/01/17       2.0%
 5. Hawaii State, RB                                    5.000%   07/01/16       1.6%
 6. Hawaii State, Housing Finance & Development, RB     5.350%   07/01/18       1.5%
 7. Honolulu Hawaii City & County, GO                   5.000%   07/01/15       1.4%
 8. Hawaii State, Housing Finance & Development, RB     6.500%   07/01/33       1.3%
 9. Honolulu City & County, Board of Water Supply, RB   5.000%   07/01/26       1.3%
10. Hawaii State, Department of Hawaiian
       Home Lands, COP                                  5.000%   11/01/31       1.3%

SECTOR WEIGHTINGS+

                                  (BAR CHART)

General Obligation       43.1%
Transportation           12.6%
General Revenue           9.6%
Higher Education          7.9%
Water                     7.1%
Power                     4.3%
Airport                   3.2%
Polution                  2.1%
Single-Family Housing     2.1%
Utilities                 2.1%
Housing                   1.9%
Facilities                1.3%
Medical                   1.2%
Short-Term Investments    0.9%
Education                 0.6%

+    PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

                             SCHEDULE OF INVESTMENTS
                               AS OF JUNE 30, 2010

    Face
   Amount                                                              Value
    (000)                                                              (000)
------------                                                      --------------
                            MUNICIPAL BONDS -- 98.5%
ALASKA -- 0.1%
               City of Anchorage Alaska, Water Department, RB,
               NPFGC Re-Insured
$       200    5.000%, 05/01/37                                   $          206
                                                                  --------------

Bishop Street Funds

Hawaii Municipal Bond Fund                                           (UNAUDITED)

                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

    Face
   Amount                                                              Value
    (000)                                                              (000)
------------                                                      --------------
CALIFORNIA -- 2.0%
               California Health Facilities Financing
               Authority, Ser B, RB
$      1,000   5.000%, 11/15/25                                   $        1,028
               California State, GO
       1,000   5.000%, 04/01/38                                              950
               San Francisco Community College District,
               Ser D, GO
       1,000   5.000%, 06/15/34                                            1,037
               San Jose Evergreen Community College District,
               Ser B, GO, AGM Insured (A)
       1,000   6.133%, 09/01/28                                              359
                                                                  --------------
                                                                           3,374
                                                                  --------------
GEORGIA -- 1.1%
               City of Atlanta Georgia, Ser A, RB, AGM-CR FGIC
               Insured
         785   5.500%, 11/01/22                                              883
               Main Street, Natural Gas, Ser B, RB
       1,000   5.000%, 03/15/18                                            1,008
                                                                  --------------
                                                                           1,891
                                                                  --------------
HAWAII -- 80.3%
               County of Kauai Hawaii, Ser A, GO, NPFGC
               Re-insures  FGIC Insured
       1,000   5.000%, 08/01/28                                            1,050
               Hawaii County, Refunding & Improvement Project,
               Ser A, GO, NPFGC Re-insures FGIC Insured
         430   5.600%, 05/01/13                                              480
               Hawaii County, Ser A, GO, AGM Insured
         125   5.000%, 07/15/21                                              132
       1,500   5.000%, 07/15/23                                            1,575
               Hawaii County, Ser A, GO, NPFGC Re- Insured
       1,055   5.250%, 07/15/18                                            1,147
       1,000   5.000%, 07/15/24                                            1,049
               Hawaii County, Unlimited Public Improvements,
               Ser A, GO, AMBAC Insured
       1,000   5.000%, 07/15/15                                            1,135
               Hawaii County, Unlimited Public Improvements,
               Ser A, GO, NPFGC Insured
         505   5.000%, 07/15/21                                              561
       1,000   5.000%, 07/15/22                                            1,101
               Hawaii Pacific Health, Ser A, RB
       1,000   4.625%, 07/01/21                                              992
               Hawaii State, Airport System, Ser B, RB, AMT,
               NPFGC Re-insures FGIC Insured,
               Pre-Refunded @ 101 (B)
       1,500   6.625%, 07/01/10                                            1,515

June 30, 2010                                          www.bishopstreetfunds.com

Hawaii Municipal Bond Fund                                           (UNAUDITED)

                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

    Face
   Amount                                                              Value
    (000)                                                              (000)
------------                                                      --------------
HAWAII -- (CONTINUED)
               Hawaii State, Airport System, RB, AMT, ETM
$         40   6.900%, 07/01/12                                   $           42
               Hawaii State, Airport System, RB, AMT, NPFGC
               Re-insures FGIC Insured
       1,000   5.750%, 07/01/15                                            1,037
               Hawaii State, Department of Budget & Finance,
               Chaminade University, RB, Radian Insured
       1,000   4.750%, 01/01/36                                              920
               Hawaii State, Department of Budget & Finance,
               Electric Company & Subsidiary Project, Ser A,
               RB, AMT, FGIC Insured
         750   4.800%, 01/01/25                                              722
               Hawaii State, Department of Budget & Finance,
               Electric Company & Subsidiary Project, Ser B,
               RB, AMT, XLCA Insured
       1,025   5.000%, 12/01/22                                            1,015
               Hawaii State, Department of Budget & Finance,
               Hawaiian Electric, Ser A, RB, AMT, AMBAC Insured
         445   5.100%, 09/01/32                                              427
               Hawaii State, Department of Budget & Finance,
               Hawaiian Electric, Ser A, RB, AMT, FGIC Insured
       1,000   4.650%, 03/01/37                                              887
               Hawaii State, Department of Budget & Finance,
               Hawaiian Electric, Ser A, RB, AMT,
               NPFGC Re- Insured
       2,000   5.650%, 10/01/27                                            2,025
               Hawaii State, Department of Budget & Finance,
               Hawaiian Electric, Ser C, RB, AMT, AMBAC Insured
       1,000   6.200%, 11/01/29                                            1,003
               Hawaii State, Department of Budget & Finance,
               Mid Pacific Institute, RB, Radian Insured
       1,000   5.000%, 01/01/26                                            1,008
               Hawaii State, Department of Hawaiian Home Lands,
               Kapolei Office Facilities, Ser A,
               COP,AGM Insured
       2,000   5.000%, 11/01/31                                            2,074
               Hawaii State, Harbor System, Ser A, RB, AMT,
               AGM Insured
       2,025   5.750%, 07/01/17                                            2,071
         370   5.750%, 07/01/29                                              378
       1,210   5.700%, 07/01/16                                            1,237
       1,000   5.600%, 07/01/15                                            1,023
               Hawaii State, Harbor System, Ser B, RB, AMT,
               AGM Insured
       1,000   5.000%, 01/01/13                                            1,066
         500   5.000%, 01/01/23                                              506
               Hawaii State, Harbor System, Ser B, RB, AMT,
               AMBAC Insured
         200   5.500%, 07/01/19                                              207
               Hawaii State, Highway, RB
         300   5.500%, 07/01/18                                              360

Bishop Street Funds

Hawaii Municipal Bond Fund                                           (UNAUDITED)

                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

    Face
   Amount                                                              Value
    (000)                                                              (000)
------------                                                      --------------
HAWAII -- (CONTINUED)
$      1,000   5.500%, 01/01/25                                   $        1,132
               Hawaii State, Highway, RB, AGM Insured
       1,800   5.000%, 07/01/12                                            1,951
               Hawaii State, Highway, Ser A, RB, AGM Insured
       1,725   5.000%, 07/01/21                                            1,874
       1,565   5.000%, 07/01/22                                            1,687
       1,000   5.000%, 07/01/23                                            1,072
               Hawaii State, Highway, Ser B, RB, AGM Insured
       2,300   5.000%, 07/01/16                                            2,601
               Hawaii State, Housing Finance & Development,
               Ser B-RMKT, RB, AGM Insured
       2,000   6.500%, 07/01/33                                            2,168
               Hawaii State, Housing Finance & Development,
               Single-Family Housing, Ser A, RB, AMT, FNMA
               Collateral Insured
         500   5.400%, 07/01/30                                              500
       2,500   5.350%, 07/01/18                                            2,501
               Hawaii State, Housing Finance & Development,
               Single-Family Housing, Ser B, RB, FNMA
               Collateral Insured
         520   5.450%, 07/01/17                                              520
               Hawaii State, Improvements Authority,
               Ser DA, GO, NPFGC Re- Insured
         850   5.250%, 09/01/23                                              913
               Hawaii State, Improvements Authority, Ser
               DB, GO, NPFGC Re- Insured
         200   5.250%, 09/01/15                                              224
               Hawaii State, Improvements Authority, Ser
               DD, GO, NPFGC Re- Insured
       1,500   5.250%, 05/01/15                                            1,706
               Hawaii State, Improvements Authority, Ser DF,
               GO, AMBAC Insured
       1,250   5.000%, 07/01/18                                            1,389
       1,250   5.000%, 07/01/21                                            1,371
          90   5.000%, 07/01/22                                               98
               Hawaii State, RB, BHAC-CR Insured
         300   4.750%, 01/01/22                                              332
               Hawaii State, Ser A, RB
       4,875   5.100%, 07/01/39                                            4,901
       1,250   5.000%, 07/01/22                                            1,350
               Hawaii State, Ser B, RB, AGM Insured
       1,400   5.250%, 07/01/19                                            1,656
               Hawaii State, Ser CM-FGIC-FSA-CR, GO, AGM-CR
               FGIC Insured
       1,000   6.500%, 12/01/14                                            1,212
               Hawaii State, Ser CU, GO, NPFGC Re- Insured,
               Pre-Refunded @ 100 (B)
          25   5.750%, 10/01/10                                               25

June 30, 2010                                          www.bishopstreetfunds.com

Hawaii Municipal Bond Fund                                           (UNAUDITED)

                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

    Face
   Amount                                                              Value
    (000)                                                              (000)
------------                                                      --------------
HAWAII -- (CONTINUED)
               Hawaii State, Ser CV, GO, NPFGC Re-insures FGIC
               Insured
$        350   5.375%, 08/01/19                                   $          365
               Hawaii State, Ser CX, GO, FSA Insured
       1,000   5.500%, 02/01/16                                            1,070
         580   5.500%, 02/01/21                                              618
               Hawaii State, Ser CZ, GO, FSA Insured
          45   5.250%, 07/01/16                                               48
               Hawaii State, Ser DI, GO, AGM Insured
       1,000   5.000%, 03/01/26                                            1,071
               Hawaii State, Ser DK, GO
         450   5.000%, 05/01/24                                              495
         475   5.000%, 05/01/25                                              519
               Hawaii State, Ser DN, GO
       1,000   5.500%, 08/01/26                                            1,128
               Hawaii State, Ser DO, GO
       1,000   5.000%, 08/01/16                                            1,158
               Hawaii State, Ser DQ, GO
       1,100   5.000%, 06/01/28                                            1,193
               Hawaii State, Ser DV,GO
         600   2.000%, 11/01/12                                              618
               Hawaii State, Unlimited Public Improvements,
               Ser DD, GO, NPFGC Re- Insured
       1,000   5.000%, 05/01/16                                            1,111
               Hawaii State, Unlimited Public Improvements,
               Ser DJ, GO, AMBAC Insured
         500   5.000%, 04/01/13                                              554
               Honolulu City & County, Board of Water Supply,
               Ser A, RB, FGIC Insured, Pre-Refunded @ 100 (B)
       3,300   4.750%, 07/01/14                                            3,754
               Honolulu City & County, Board of Water Supply,
               Ser A, RB, NATL-RE Insured
       2,000   5.000%, 07/01/26                                            2,137
               Honolulu City & County, Board of Water Supply,
               Ser A, RB, NPFGC Re-insures FGIC Insured
       2,000   5.000%, 07/01/33                                            2,053
               Honolulu City & County, Board of Water Supply,
               Ser B, RB, AMT, NPFGC Re- Insured
       1,000   5.250%, 07/01/20                                            1,069
       1,000   5.250%, 07/01/21                                            1,065
         325   5.000%, 07/01/15                                              357
               Honolulu Hawaii City & County, 2nd Board
               Resoluton, Ser A, RB, AGM Insured
       1,900   5.000%, 07/01/27                                            2,023

Bishop Street Funds

Hawaii Municipal Bond Fund                                           (UNAUDITED)

                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

    Face
   Amount                                                              Value
    (000)                                                              (000)
------------                                                      --------------
HAWAII -- (CONTINUED)
               Honolulu Hawaii City & County, Ser A, GO
$        200   5.250%, 04/01/31                                   $          217
       1,100   5.250%, 04/01/32                                            1,190
       1,000   5.000%, 04/01/33                                            1,054
               Honolulu Hawaii City & County, Ser A, GO,
               AGM Insured
         375   5.000%, 07/01/20                                              421
         275   5.000%, 07/01/24                                              301
       1,000   5.000%, 07/01/30                                            1,056
               Honolulu Hawaii City & County, Ser A, GO, NPFGC
               Re- Insured
         725   5.250%, 03/01/18                                              798
       1,000   5.250%, 03/01/20                                            1,086
       1,500   5.250%, 03/01/24                                            1,616
         500   5.250%, 03/01/28                                              533
       1,800   5.000%, 07/01/21                                            1,980
       3,350   5.000%, 07/01/23                                            3,648
         550   5.000%, 07/01/25                                              589
         540   5.000%, 07/01/26                                              585
       1,000   5.000%, 07/01/27                                            1,059
               Honolulu Hawaii City & County, Ser A, RB
         500   5.000%, 07/01/20                                              564
               Honolulu Hawaii City & County, Ser B, GO, NPFGC
               Re- Insured
       2,000   5.000%, 07/01/15                                            2,262
               Honolulu Hawaii City & County, Ser D, GO
       1,000   4.000%, 09/01/25                                            1,019
       1,000   4.000%, 09/01/26                                            1,014
               Honolulu Hawaii City & County, Ser D, GO, NPFGC
               Re- Insured
         885   5.000%, 07/01/19                                              989
       1,700   5.000%, 07/01/23                                            1,837
               Honolulu Hawaii City & County, Ser D-MBIA-FSA-CR, GO,
               AGM-CR NPFGC Re- Insured
       1,000   5.000%, 07/01/22                                            1,087
               Honolulu Hawaii City & County, Ser E, GO, NPFGC
               Re-insures FGIC Insured
       1,500   5.250%, 07/01/20                                            1,698
               Honolulu Hawaii City & County, Ser F, GO,
               NATL-RE FGIC Insured
       1,000   5.000%, 07/01/29                                            1,049
               Honolulu Hawaii City & County, Ser Senior A, RB,
               NATL-RE Insured
       1,000   5.000%, 07/01/31                                            1,044
               Honolulu Hawaii City & County, Sewer Improvements,
               1st Board Resolution, Ser Senior C, RB, NPFGC Re- Insured
         250   5.000%, 07/01/31                                              261

June 30, 2010                                          www.bishopstreetfunds.com

Hawaii Municipal Bond Fund                                           (UNAUDITED)

                             SCHEDULE OF INVESTMENTS
                                  (CONTINUED)

    Face
   Amount                                                              Value
    (000)                                                              (000)
------------                                                      --------------
HAWAII -- (CONTINUED)
               Honolulu Hawaii City & County, Sewer
               Improvements, 2nd Board Resolution, Ser Junior
               A-1, RB, NPFGC Re- Insured
$        815   5.000%, 07/01/22                                   $          879
               Honolulu Hawaii City & County, Sewer
               Improvements, 2nd Board Resoluton, Ser Junior
               B-1, RB, NPFGC Re- Insured
         865   5.000%, 07/01/23                                              927
               Honolulu Hawaii City & County, Valorem Tax
               Project, Ser B, GO, NPFGC Re- Insured
       3,000   5.000%, 07/01/17                                            3,360
               Honolulu Hawaii City & County, Waipahu Towers
               Project, Ser A, RB, AMT, GNMA Collateral Insured
         195   6.900%, 06/20/35                                              196
               Kauai County, Ser A, GO, NPFGC Re- Insured
       1,500   5.000%, 08/01/25                                            1,525
               Kauai County, Ser A, GO, NPFGC Re-insures FGIC
               Insured
       1,610   5.000%, 08/01/21                                            1,743
       1,440   5.000%, 08/01/23                                            1,542
               Maui County, GO, NPFGC Re- Insured
         100   5.000%, 03/01/17                                              111
       1,100   5.000%, 03/01/24                                            1,180
               Maui County, Hawaii, Ser A, GO
       1,000   5.000%, 07/01/19                                            1,129
               Maui County, Ser A, GO, AGM Insured
       1,000   3.500%, 07/01/16                                            1,062
               Maui County, Ser A, GO, NPFGC Re- Insured
       1,000   4.750%, 07/01/25                                            1,059
               Maui County, Ser B, GO, NPFGC Re- Insured
         500   5.000%, 07/01/16                                              572
         500   5.000%, 09/01/17                                              550
               University of Hawaii, College Improvements
               Project, Ser A, RB, FGIC Insured, Pre-Refunded
               @ 100 (B)
       1,605   5.500%, 07/15/12                                            1,766
         500   5.125%, 07/15/12                                              546
               University of Hawaii, College Improvements
               Project, Ser A, RB, NPFGC Re- Insured
         200   5.000%, 07/15/19                                              218
               University of Hawaii, Ser A, RB
         100   6.000%, 10/01/38                                              112
               University of Hawaii, Ser A, RB, AGC-ICC
               MBIA Insured
       1,400   5.000%, 10/01/23                                            1,504
               University of Hawaii, Ser A, RB, MBIA Insured
         400   4.500%, 07/15/32                                              399

Bishop Street Funds

Hawaii Municipal Bond Fund                                           (UNAUDITED)

                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

    Face
   Amount                                                              Value
    (000)                                                              (000)
------------                                                      --------------
HAWAII -- (CONTINUED)
               University of Hawaii, Ser A, RB, NPFGC
               Re- Insured
$        975   5.000%, 07/15/21                                   $        1,047
         150   5.000%, 07/15/22                                              160
               University of Hawaii, Ser B, RB, AGM Insured
         320   5.250%, 10/01/16                                              331
         775   5.250%, 10/01/17                                              799
                                                                  --------------
                                                                         134,008
                                                                  --------------
ILLINOIS -- 1.0%
               Chicago O'Hare International Airport, General
               Airport, Ser E, RB, CIFG Insured
       1,550   5.250%, 01/01/22                                            1,612
                                                                  --------------
INDIANA -- 1.3%
               Indiana Finance Authority, Highway Revenue,
               Ser A, RB, NPFGC Re-insures FGIC Insured
       1,200   4.500%, 06/01/27                                            1,213
               Wayne Township School Building, RB, NPFGC
               Re-insures FGIC Insured
       1,000   3.500%, 07/15/24                                              942
                                                                  --------------
                                                                           2,155
                                                                  --------------
MAINE -- 0.5%
               Maine Health & Higher Educational Facilities
               Authority, Ser A, RB
         750   5.250%, 07/01/31                                              782
                                                                  --------------
MASSACHUSETTS -- 0.4%
               University of Massachusetts Building
               Authority, Ser 1, RB
         650   5.000%, 05/01/22                                              723
                                                                  --------------
NEVADA -- 0.2%
               Nevada State, Municipal Bond Bank Project,
               Ser F, GO, AGM Insured
         250   5.000%, 12/01/24                                              263
                                                                  --------------
NEW MEXICO -- 0.5%
               New Mexico Mortgage Finance Authority,
               Ser B3, RB,
               AMT, GNMA/FNMA/FHLMC Insured
         880   4.200%, 07/01/28                                              866
                                                                  --------------
NEW YORK -- 1.3%
               New York City Municipal Water Finance
               Authority, Ser BB, RB
       1,000   5.000%, 06/15/27                                            1,087
               New York State, Dormitory Authority, Ser A, RB
       1,000   3.100%, 07/01/17                                            1,029
                                                                  --------------
                                                                           2,116
                                                                  --------------

June 30, 2010                                          www.bishopstreetfunds.com

Hawaii Municipal Bond Fund                                           (UNAUDITED)

                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

    Face
   Amount                                                              Value
   (000)                                                               (000)
------------                                                      --------------
OKLAHOMA -- 0.6%
               Tulsa Airports Improvement Trust, Ser B, RB
$      1,000   5.375%, 06/01/24                                   $        1,028
                                                                  --------------
OREGON -- 0.6%
               Oregon State, Ser C, GO
       1,000   4.100%, 08/01/28                                            1,006
                                                                  --------------
PUERTO RICO -- 3.7%
               Commonwealth of Puerto Rico, GO, NPFGC Re-
               Insured
       1,500   6.000%, 07/01/15                                            1,673
               Commonwealth of Puerto Rico, Public Improvement,
               GO, FSA Insured, Pre-Refunded @ 100 (B)
          55   5.000%, 07/01/11                                               58
               Puerto Rico Electric Power Authority, Ser XX, RB
       2,000   4.750%, 07/01/26                                            1,989
               Puerto Rico Electric Power Authority, Ser ZZ, RB
       1,000   5.000%, 07/01/24                                            1,028
               Puerto Rico Highway & Transportation Authority,
               Ser AA-2-RMKT, RB (C)
       1,000   5.300%, 07/01/35                                              993
               Puerto Rico, Electric Power Authority, Ser HH,
               RB, AGM Insured, Pre-Refunded @ 101 (B)
         500   5.250%, 07/01/10                                              505
                                                                  --------------
                                                                           6,246
                                                                  --------------
SOUTH CAROLINA -- 1.3%
               College of Charleston, Ser D, RB, XLCA Insured
         765   4.500%, 04/01/37                                              756
               Sumter South Carolina, Waterworks & Sewer
               Improvement Systems, RB, XLCA Insured
         500   5.000%, 12/01/21                                              538
         840   5.000%, 12/01/24                                              887
                                                                  --------------
                                                                           2,181
                                                                  --------------
TEXAS -- 2.1%
               Alamo Community College District, Improvements
               Authority, GO, NPFGC Re-insures FGIC Insured
       1,000   4.500%, 08/15/26                                            1,025
               City of El Paso Texas, GO
         500   4.000%, 08/15/16                                              543
               City of Fort Worth Texas, RB
       1,000   4.300%, 02/15/35                                              960
               North Texas Tollway Authority, Highway Revenue,
               RB, Assured Guarantee Insured (A)
       3,000   3.388%, 01/01/30                                            1,005
                                                                  --------------
                                                                           3,533
                                                                  --------------

Bishop Street Funds

Hawaii Municipal Bond Fund                                           (UNAUDITED)

                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

    Face
   Amount                                                              Value
(000)/Shares                                                           (000)
------------                                                      --------------
WASHINGTON -- 0.8%
               County, of King Washington, RB, AGM Insured
$        710   5.000%, 01/01/30                                   $          743
               Washington State, Motor Vehicles Tax Authority,
               Ser F, GO, AMBAC Insured (A)
       1,000   4.779%, 12/01/25                                              505
                                                                  --------------
                                                                           1,248
                                                                  --------------
WISCONSIN -- 0.7%
               Wisconsin State, Ser D, GO, AGM Insured
       1,000   5.000%, 05/01/21                                            1,108
                                                                  --------------
TOTAL MUNICIPAL BONDS (Cost $159,769)                                    164,346
                                                                  --------------
                          CASH EQUIVALENTS (D) -- 0.9%
     776,290   Dreyfus Cash Management Fund, Institutional
               Shares, 0.170%                                                777
     776,290   Fidelity Institutional Tax-Exempt Portfolio,
               Institutional Shares, 0.124%                                  777
                                                                  --------------
TOTAL CASH EQUIVALENTS (Cost $1,554)                                       1,554
                                                                  --------------
TOTAL INVESTMENTS (Cost $161,323) -- 99.4%                        $      165,900
                                                                  ==============

PERCENTAGES ARE BASED ON NET ASSETS OF $166,929 ($ THOUSANDS).

(A) ZERO COUPON SECURITY -- THE RATE REPORTED ON THE SCHEDULE OF INVESTMENTS IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(B)  PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.

(C)  SECURITY PURCHASED ON A WHEN-ISSUED BASIS.

(D)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF JUNE 30, 2010.

AGC -- AMERICAN GUARANTEE CORPORATION

AGM -- ASSURED GUARANTY MUNICIPAL CORPORATION

AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY

AMT -- ALTERNATIVE MINIMUM TAX

CIFG -- CIFG ASSURANCE NORTH AMERICA, INC.

COP -- CERTIFICATE OF PARTICIPATION

ETM -- ESCROWED TO MATURITY

FGIC -- FINANCIAL GUARANTEE INSURANCE CORPORATION

FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

FSA -- FINANCIAL SECURITY ASSURANCE

GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

June 30, 2010                                          www.bishopstreetfunds.com

Hawaii Municipal Bond Fund                                           (UNAUDITED)

                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

GO -- GENERAL OBLIGATION

MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE

NPFGC -- NATIONAL PUBLIC FINANCE GUARANTEE CORPORATION

RB -- REVENUE BOND

SER -- SERIES

XLCA -- XL CAPITAL

COST FIGURES ARE SHOWN IN THOUSANDS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

Bishop Street Funds

Government Money Market Fund                                         (UNAUDITED)

SECTOR WEIGHTINGS+

                                   (BAR CHART)

U.S. Government Agency Obligation   75.8%
U.S. Treasury Obligation            17.5%
Cash Equivalents                     6.7%

+    PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

                             SCHEDULE OF INVESTMENTS
                               AS OF JUNE 30, 2010

    Face
   Amount                                                              Value
   (000)                                                               (000)
------------                                                      --------------
                  U.S. GOVERNMENT AGENCY OBLIGATIONS -- 77.5%
               FFCB (A)
$      4,500   0.347%, 12/27/10                                   $        4,500
               FHLB (B)
       3,700   0.200%, 08/11/10                                            3,699
       9,000   0.143%, 07/16/10                                            8,999
       3,000   0.130%, 07/07/10                                            3,000
       1,500   0.130%, 07/21/10                                            1,500
       2,550   0.100%, 07/23/10                                            2,550
       7,490   0.094%, 07/09/10                                            7,490
               FHLMC (B)
       2,915   0.331%, 11/16/10                                            2,911
       7,000   0.273%, 10/27/10                                            6,994
       3,000   0.250%, 09/21/10                                            2,998
       6,000   0.250%, 09/28/10                                            5,996
       3,362   0.240%, 09/14/10                                            3,360
       2,000   0.230%, 08/20/10                                            1,999
       8,500   0.210%, 08/09/10                                            8,499
       3,000   0.200%, 07/21/10                                            3,000
       2,000   0.185%, 07/26/10                                            2,000
       4,000   0.180%, 07/07/10                                            4,000
       1,270   0.180%, 08/18/10                                            1,270
       3,000   0.170%, 07/14/10                                            3,000
       4,000   0.168%, 07/09/10                                            4,000
       4,400   0.160%, 07/06/10                                            4,400
       5,000   0.150%, 08/16/10                                            4,999
       2,923   0.090%, 07/28/10                                            2,923
               FNMA (B)
       2,500   0.280%, 10/13/10                                            2,498
       2,000   0.270%, 10/18/10                                            1,998
       3,000   0.265%, 09/22/10                                            2,998
       1,408   0.210%, 08/11/10                                            1,407
       1,000   0.170%, 08/23/10                                            1,000
       4,000   0.165%, 07/12/10                                            4,000
       1,500   0.160%, 07/21/10                                            1,500
       8,000   0.151%, 07/28/10                                            7,999
       2,200   0.110%, 08/02/10                                            2,200
       1,300   0.100%, 07/16/10                                            1,300
                                                                  --------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $120,987)                 120,987
                                                                  --------------

June 30, 2010                                          www.bishopstreetfunds.com

Government Money Market Fund                                         (UNAUDITED)

                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

 Shares/Face
   Amount                                                              Value
   (000)                                                               (000)
------------                                                      --------------
                     U.S. TREASURY OBLIGATIONS (B) -- 17.9%
               U.S. Treasury Bills
$      9,000   0.088%, 08/12/10                                   $        8,999
       4,000   0.078%, 07/08/10                                            4,000
      10,000   0.070%, 07/22/10                                            9,999
       5,000   0.046%, 08/05/10                                            5,000
                                                                  --------------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $27,998)                            27,998
                                                                  --------------
                          CASH EQUIVALENTS (C) -- 6.9%
   3,525,908   AIM STIT-Government & Agency Portfolio, 0.020%              3,526
   3,632,754   Dreyfus Government Cash Management Fund,
               Institutional Shares, 0.049%                                3,633
   3,525,908   Fidelity Institutional Money Market Funds,
               Institutional Shares, 0.047%                                3,526
                                                                  --------------
TOTAL CASH EQUIVALENTS (Cost $10,685)                                     10,685
                                                                  --------------
TOTAL INVESTMENTS (Cost $159,670) -- 102.3%                       $      159,670
                                                                  ==============

PERCENTAGES ARE BASED ON NET ASSETS OF $156,141 ($ THOUSANDS).

(A) FLOATING RATE SECURITY -- THE RATE REPORTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT AS OF JUNE 30, 2010. THE DATE REPORTED ON THE SCHEDULE OF INVESTMENTS IS THE FINAL MATURITY DATE.

(B) ZERO COUPON SECURITY -- THE RATE REPORTED ON THE SCHEDULE OF INVESTMENTS IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(C)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF JUNE 30, 2010.

FFCB -- FEDERAL FARM CREDIT BANK

FHLB -- FEDERAL HOME LOAN BANK

FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA -- FEDERAL NATIONAL MORTGAGE CORPORATION

COST FIGURES ARE SHOWN IN THOUSANDS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

Bishop Street Funds

Bishop Street Funds                                                  (UNAUDITED)

                      STATEMENTS OF ASSETS AND LIABILITIES
                                  JUNE 30, 2010
                                 (IN THOUSANDS)


                                                                                         High
                                                               Strategic   Dividend     Grade
                                                                 Growth      Value      Income
                                                                  Fund       Fund        Fund
                                                               ---------   --------    --------
ASSETS:
   Investments, at Cost                                         $ 48,614   $ 50,249    $118,942
   Repurchase Agreements, at Cost                                     --      8,564      14,995
                                                                ========   ========    ========
   Investments, at Value                                        $ 49,410   $ 47,538(1) $127,226(1)
   Repurchase Agreements, at Value                                    --      8,564      14,995
   Receivable for Investment Securities Sold                         168         --          --
   Dividends and Interest Receivable                                  35        124       1,253
   Receivable for Fund Shares Sold                                    --         11          --
   Prepaid Expenses                                                    3          2           8
                                                                --------   --------    --------
      Total Assets                                                49,616     56,239     143,482
                                                                --------   --------    --------
LIABILITIES:
   Advisory Fees Payable                                              32         21          39
   Administrative Fees Payable                                         5          5          13
   Shareholder Servicing Fees Payable                                  4          4          11
   Chief Compliance Officer Fees Payable                               2          1           3
   Collateral on Securities Loaned                                    --      8,564      14,995
   Income Distribution Payable                                        --         --         146
   Payable for Investment Securities Purchased                       168         --          --
   Payable for Fund Shares Redeemed                                   10          2          39
   Accrued Expenses Payable                                           18         35          35
                                                                --------   --------    --------
      Total Liabilities                                              239      8,632      15,281
                                                                --------   --------    --------
Net Assets                                                      $ 49,377   $ 47,607    $128,201
                                                                ========   ========    ========
   Fund Shares                                                  $ 61,689   $ 73,297    $117,722
   Undistributed Net Investment Income
      (Accumulated Net Investment Loss)                              (41)        15           5
   Accumulated Net Realized Gain (Loss) on Investments           (13,067)   (22,994)      2,190
   Net Unrealized Appreciation(Depreciation)on Investments           796     (2,711)      8,284
                                                                --------   --------    --------
Net Assets                                                      $ 49,377   $ 47,607    $128,201
                                                                ========   ========    ========
Class I Shares:
   Net Assets                                                   $ 49,377   $ 47,607    $128,201
   Outstanding Shares of Beneficial Interest
      (unlimited authorization -- no par value)                    5,023      6,538      11,765
   Net Asset Value, Offering and Redemption Price
      Per Share -- Class I (Net Assets / Shares Outstanding)    $   9.83   $   7.28    $  10.90
                                                                ========   ========    ========

(1) INCLUDED IN "INVESTMENTS, AT VALUE" IS THE MARKET VALUE OF SECURITIES ON LOAN IN THE AMOUNTS OF $8,274 ($ THOUSANDS), AND $14,498 ($ THOUSANDS) FOR THE DIVIDEND VALUE AND HIGH GRADE INCOME FUNDS, RESPECTIVELY.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

June 30, 2010                                          www.bishopstreetfunds.com

Bishop Street Funds                                                  (UNAUDITED)

                      STATEMENTS OF ASSETS AND LIABILITIES
                                  JUNE 30, 2010
                                 (IN THOUSANDS)

                                                                          Hawaii     Government
                                                                         Municipal      Money
                                                                           Bond        Market
                                                                           Fund         Fund
                                                                         ---------   ----------
ASSETS:
   Investments, at Cost                                                  $ 161,323    $159,670
                                                                         =========    ========
   Investments, at Value                                                 $ 165,900    $159,670
   Interest Receivable                                                       3,007          --
   Receivable for Fund Shares Sold                                             117          --
   Receivable due from Investment Adviser                                       --          22
   Prepaid Expenses                                                              6          18
                                                                         ---------    --------
      Total Assets                                                         169,030     159,710
                                                                         ---------    --------
LIABILITIES:
   Payable for Investment Securities Purchased                               1,552       3,500
   Income Distribution Payable                                                 398          --
   Payable for Fund Shares Redeemed                                             39          --
   Advisory Fees Payable                                                        28          --
   Shareholder Servicing Fees Payable                                           14          --
   Administrative Fees Payable                                                  10          15
   Distribution Fees Payable                                                     6           8
   Chief Compliance Officer Fees Payable                                         4           3
   Accrued Expenses Payable                                                     50          43
                                                                         ---------    --------
      Total Liabilities                                                      2,101       3,569
                                                                         ---------    --------
Net Assets                                                               $ 166,929    $156,141
                                                                         =========    ========
   Fund Shares                                                           $ 162,786    $156,141
   Undistributed Net Investment Income                                           4          --
   Accumulated Net Realized Loss on Investments                               (438)         --
   Net Unrealized Appreciation on Investments                                4,577          --
                                                                         ---------    --------
Net Assets                                                               $ 166,929    $156,141
                                                                         =========    ========
Class I Shares:
   Net Assets                                                            $ 137,436    $113,983
   Outstanding Shares of Beneficial Interest
      (unlimited authorization -- no par value)                             12,829     113,987
   Net Asset Value, Offering and Redemption Price Per Share -- Class I
      (Net Assets / Shares Outstanding)                                  $   10.71    $   1.00
                                                                         =========    ========
Class A Shares:
   Net Assets                                                            $  29,493    $ 42,158
   Outstanding Shares of Beneficial Interest
      (unlimited authorization -- no par value)                              2,753      42,157
   Net Asset Value, Offering and Redemption Price Per Share -- Class A
      (Net Assets / Shares Outstanding)                                  $   10.71    $   1.00
                                                                         =========    ========
   Maximum Offering Price Per Shares -- Class A
      ($10.71 / 97.00%)                                                  $   11.04          --
                                                                         =========    ========

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

Bishop Street Funds

Bishop Street Funds                                                  (UNAUDITED)

                            STATEMENTS OF OPERATIONS
                  FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2010
                                 (IN THOUSANDS)

                                                                                     High
                                                              Strategic  Dividend    Grade
                                                                Growth     Value    Income
                                                                 Fund      Fund      Fund
                                                              ---------  --------   ------
INVESTMENT INCOME:
   Dividend Income                                             $   291    $   749   $   --
   Interest Income                                                  --         --    2,912
   Securities Lending, Net                                          --          3       11
   Foreign Taxes Withheld                                           (2)        (6)      --
                                                               -------    -------   ------
   Total Investment Income                                         289        746    2,923
                                                               -------    -------   ------
EXPENSES:
   Investment Adviser Fees                                         215        186      352
   Shareholder Servicing Fee                                        73         63      160
   Administrative Fees                                              58         50      128
   Chief Compliance Officer Fees                                     1          1        2
   Transfer Agent Fees                                              20         19       27
   Professional Fees                                                13         30       27
   Printing Fees                                                     7          6       14
   Trustees' Fees                                                    3          3        6
   Custody Fees                                                      3          3        3
   Registration Fees                                                 1          1        9
   Line of Credit                                                    1         --       --
   Miscellaneous Expenses                                            4          3       17
                                                               -------    -------   ------
   Total Expenses                                                  399        365      745
                                                               -------    -------   ------
   Less Waivers:
      Investment Adviser Fees                                       --        (42)    (112)
      Shareholder Servicing Fees                                   (44)       (38)     (96)
      Administrative Fees                                          (23)       (20)     (51)
                                                               -------    -------   ------
         Total Waivers                                             (67)      (100)    (259)
                                                               -------    -------   ------
   Total Net Expenses                                              332        265      486
                                                               -------    -------   ------
   Net Investment Income (Loss)                                    (43)       481    2,437
                                                               -------    -------   ------
Net Realized Gain (Loss) on Investments                            977     (1,193)   1,011
Change in Unrealized Appreciation
   (Depreciation) on Investments                                (4,917)    (2,385)   1,917
                                                               -------    -------   ------
Net Realized and Unrealized Gain (Loss) on Investments          (3,940)    (3,578)   2,928
                                                               -------    -------   ------
Increase (Decrease) in Net Assets Resulting from Operations    $(3,983)   $(3,097)  $5,365
                                                               =======    =======   ======

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


June 30, 2010                                          www.bishopstreetfunds.com

Bishop Street Funds                                                  (UNAUDITED)

                            STATEMENTS OF OPERATIONS
                  FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2010
                                 (IN THOUSANDS)

                                                     Hawaii    Government
                                                   Municipal      Money
                                                      Bond       Market
                                                      Fund        Fund
                                                   ---------   ----------
INVESTMENT INCOME:
   Interest Income                                  $ 3,430      $ 107
   Dividend Income                                       --          2
                                                    -------      -----
   Total Investment Income                            3,430        109
                                                    -------      -----
EXPENSES:
   Investment Adviser Fees                              291        198
   Shareholder Servicing Fee                            208        165
   Administrative Fees                                  166        132
   Distribution Fees, Class A                            34         53
   Chief Compliance Officer Fees                          3          2
   Transfer Agent Fees                                   42         41
   Professional Fees                                     35         27
   Printing Fees                                         19         15
   Trustees' Fees                                         8          6
   Registration Fees                                      5          5
   Custody Fees                                           4          3
   Rating Expense                                        --         12
   Miscellaneous Expenses                                27         12
                                                    -------      -----
   Total Expenses                                       842        671
                                                    -------      -----
   Less Waivers:
      Shareholder Servicing Fees                       (125)       (99)
      Administrative Fees                              (108)       (53)
      Investment Adviser Fees                          (118)      (134)
      Expense Reimbursement by Adviser                   --       (276)
                                                    -------      -----
         Total Waivers                                 (351)      (562)
                                                    -------      -----
      Total Net Expenses                                491        109
                                                    -------      -----
   Net Investment Income                              2,939         --
                                                    -------      -----
Net Realized Gain on Investments                        609         --
Change in Unrealized Appreciation on Investments        914         --
                                                    -------      -----
Net Realized and Unrealized Gain on Investments       1,523         --
                                                    -------      -----
Increase in Net Assets Resulting from Operations    $ 4,462      $  --
                                                    =======      =====

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

Bishop Street Funds

Bishop Street Funds

                       STATEMENTS OF CHANGES IN NET ASSETS
   FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2010 (UNAUDITED) AND THE YEAR ENDED
                                DECEMBER 31, 2009
                                 (IN THOUSANDS)

                                                           Strategic             Dividend
                                                          Growth Fund           Value Fund
                                                      -------------------   ------------------
                                                        2010       2009       2010      2009
                                                      --------   --------   -------   --------
INVESTMENT ACTIVITIES FROM OPERATIONS:
   Net Investment Income (Loss)                       $    (43)  $     (1)  $   481   $    430
   Net Realized Gain (Loss) on Investments                 977     (7,091)   (1,193)   (13,050)
   Change in Unrealized Appreciation (Depreciation)
      on Investments                                    (4,917)    24,203    (2,385)    25,495
                                                      --------   --------   -------   --------
   Increase (Decrease) in Net Assets Resulting
      from Operations                                   (3,983)    17,111    (3,097)    12,875
                                                      --------   --------   -------   --------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income:
      Class I Shares                                        --         --      (466)      (437)
   Capital Gains:
      Class I Shares                                        --         --        --         --
                                                      --------   --------   -------   --------
      Total Dividends and Distributions                     --         --      (466)      (437)
                                                      --------   --------   -------   --------
CAPITAL SHARE TRANSACTIONS:
   Class I Shares:
      Proceeds from Shares Issued                          765      3,665     2,221      2,362
      Reinvestments of Cash Distributions                   --         --       311        296
      Cost of Shares Redeemed                           (8,334)   (22,084)   (1,621)   (16,696)
                                                      --------   --------   -------   --------
Net Increase (Decrease) in Net Assets from
   Capital Share Transactions                           (7,569)   (18,419)      911    (14,038)
                                                      --------   --------   -------   --------
   Total Decrease in Net Assets                        (11,552)    (1,308)   (2,652)    (1,600)
                                                      --------   --------   -------   --------
NET ASSETS:
      Beginning of Period                               60,929     62,237    50,259     51,859
                                                      --------   --------   -------   --------
      End of Period                                   $ 49,377   $ 60,929   $47,607   $ 50,259
                                                      ========   ========   =======   ========
Undistributed Net Investment Income
   (Accumulated Net Investment Loss)                  $    (41)  $      2   $    15   $     --
                                                      ========   ========   =======   ========
SHARE TRANSACTIONS:
   Class I Shares:
      Shares Issued                                         72        411       282        394
      Shares Issued in Lieu of Cash Distributions           --         --        40         46
      Shares Redeemed                                     (776)    (2,386)     (204)    (2,629)
                                                      --------   --------   -------   --------
Net Increase (Decrease) in Shares Outstanding from
   Share Transactions                                     (704)    (1,975)      118     (2,189)
                                                      ========   ========   =======   ========

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR ZERO SHARES, OR HAVE BEEN ROUNDED TO $0 OR ZERO SHARES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

June 30, 2010                                          www.bishopstreetfunds.com

Bishop Street Funds

                       STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2010 (UNAUDITED) AND THE YEAR ENDED
                                DECEMBER 31, 2009
                                 (IN THOUSANDS)

                                                           High Grade         Hawaii Municipal
                                                          Income Fund            Bond Fund
                                                      -------------------   -------------------
                                                        2010       2009       2010       2009
                                                      --------   --------   --------   --------
INVESTMENT ACTIVITIES FROM OPERATIONS:
   Net Investment Income                              $  2,437   $  5,107   $  2,939   $  5,913
   Net Realized Gain (Loss) on Investments               1,011      6,222        609       (634)
   Change in Unrealized Appreciation (Depreciation)
      on Investments                                     1,917     (1,128)       914      9,340
                                                      --------   --------   --------   --------
   Increase in Net Assets Resulting
      from Operations                                    5,365     10,201      4,462     14,619
                                                      --------   --------   --------   --------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income:
      Class I Shares                                    (2,434)    (5,099)    (2,483)    (5,052)
      Class A Shares                                        --         --       (459)      (864)
   Capital Gains:
      Class I Shares                                        --     (4,015)        --         --
      Class A Shares                                        --         --         --         --
                                                      --------   --------   --------   --------
         Total Dividends and Distributions              (2,434)    (9,114)    (2,942)    (5,916)
                                                      --------   --------   --------   --------
CAPITAL SHARE TRANSACTIONS:
   Class I Shares:
      Proceeds from Shares Issued                        5,731     27,826      6,551     15,742
      Reinvestments of Cash Distributions                1,539      5,616        350        704
      Cost of Shares Redeemed                           (8,334)   (30,171)   (10,616)   (14,730)
                                                      --------   --------   --------   --------
         Total Class I Capital Share Transactions       (1,064)     3,271     (3,715)     1,716
                                                      --------   --------   --------   --------
   Class A Shares:
      Proceeds from Shares Issued                           --         --      3,653      2,270
      Reinvestments of Cash Distributions                   --         --        233        413
      Cost of Shares Redeemed                               --         --       (739)    (1,639)
                                                      --------   --------   --------   --------
         Total Class A Capital Share Transactions           --         --      3,147      1,044
                                                      --------   --------   --------   --------
Net Increase (Decrease) in Net Assets from
   Capital Share Transactions                           (1,064)     3,271       (568)     2,760
                                                      --------   --------   --------   --------
   Total Increase in Net Assets                          1,867      4,358        952     11,463
                                                      --------   --------   --------   --------
NET ASSETS:
      Beginning of Period                              126,334    121,976    165,977    154,514
                                                      --------   --------   --------   --------
      End of Period                                   $128,201   $126,334   $166,929   $165,977
                                                      ========   ========   ========   ========
Undistributed Net Investment Income                   $      5   $      2   $      4   $      7
                                                      ========   ========   ========   ========
SHARE TRANSACTIONS:
   Class I Shares:
      Shares Issued                                        532      2,641        613      1,507
      Shares Issued in Lieu of Cash Distributions          142        524         33         67
      Shares Redeemed                                     (770)    (2,851)      (993)    (1,412)
                                                      --------   --------   --------   --------
         Total Class I Share Transactions                  (96)       314       (347)       162
                                                      --------   --------   --------   --------
   Class A Shares:
      Shares Issued                                         --         --        341        218
      Shares Issued in Lieu of Cash Distributions           --         --         22         39
      Shares Redeemed                                       --         --        (69)      (156)
                                                      --------   --------   --------   --------
         Total Class A Share Transactions                   --         --        294        101
                                                      --------   --------   --------   --------
Net Increase (Decrease) in Shares Outstanding from
   Share Transactions                                      (96)       314        (53)       263
                                                      ========   ========   ========   ========

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR ZERO SHARES, OR HAVE BEEN ROUNDED TO $0 OR ZERO SHARES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

Bishop Street Funds

Bishop Street Funds

                       STATEMENTS OF CHANGES IN NET ASSETS
   FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2010 (UNAUDITED) AND THE YEAR ENDED
                                DECEMBER 31, 2009
                                 (IN THOUSANDS)

                                                                             Government
                                                                            Money Market
                                                                                Fund
                                                                        --------------------
                                                                          2010       2009
                                                                        --------   ---------
INVESTMENT ACTIVITIES FROM OPERATIONS:
   Net Investment Income                                                $     --   $      47
   Net Realized Gain on Investments                                           --          55
                                                                        --------   ---------
   Increase in Net Assets Resulting from Operations                           --         102
                                                                        --------   ---------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income:
      Class I Shares                                                          --         (47)
      Class A Shares                                                          --          --
   Capital Gains:
      Class I Shares                                                          --         (26)
      Class A Shares                                                          --         (15)
                                                                        --------   ---------
         Total Dividends and Distributions                                    --         (88)
                                                                        --------   ---------
CAPITAL SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
   Class I Shares:
      Proceeds from Shares Issued                                        120,478     384,869
      Reinvestments of Cash Distributions                                     --          51
      Cost of Shares Redeemed                                            (88,901)   (466,696)
                                                                        --------   ---------
         Total Class I Capital Share Transactions                         31,577     (81,776)
                                                                        --------   ---------
   Class A Shares:
      Proceeds from Shares Issued                                         17,025      47,093
      Reinvestments of Cash Distributions                                     --          15
      Cost of Shares Redeemed                                            (20,099)    (62,319)
                                                                        --------   ---------
         Total Class A Capital Share Transactions                         (3,074)    (15,211)
                                                                        --------   ---------
Net Increase (Decrease) in Net Assets from Capital Share Transactions     28,503     (96,987)
                                                                        --------   ---------
   Total Increase (Decrease) in Net Assets                                28,503     (96,973)
                                                                        --------   ---------
NET ASSETS:
      Beginning of Period                                                127,638     224,611
                                                                        --------   ---------
      End of Period                                                     $156,141   $ 127,638
                                                                        ========   =========

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

June 30, 2010                                          www.bishopstreetfunds.com

Bishop Street Funds

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE SIX-MONTH PERIOD ENDED JUNE 30, 2010 (UNAUDITED) AND THE YEARS ENDED DECEMBER 31,


                                           INVESTMENT ACTIVITIES                       DIVIDENDS AND
                                        ---------------------------      TOTAL      DISTRIBUTIONS FROM
                            NET ASSET      NET        NET REALIZED    INVESTMENT   --------------------        TOTAL
                              VALUE,    INVESTMENT   AND UNREALIZED   ACTIVITIES       NET                  DIVIDENDS
                            BEGINNING     INCOME     GAIN (LOSS) ON      FROM      INVESTMENT   CAPITAL        AND
                            OF PERIOD    (LOSS)(1)     INVESTMENTS    OPERATIONS     INCOME      GAINS    DISTRIBUTIONS
                            ---------   ----------   --------------   ----------   ----------   -------   -------------
STRATEGIC GROWTH FUND
CLASS I SHARES:
2010                          $10.64     $(0.01)         $(0.80)        $(0.81)      $   --     $   --       $   --
2009                            8.08         --**          2.56           2.56           --         --           --
2008                           14.05      (0.02)          (5.73)         (5.75)          --      (0.22)       (0.22)
2007                           14.84      (0.03)           1.53           1.50           --      (2.29)       (2.29)
2006                           14.35      (0.03)           1.41           1.38           --      (0.89)       (0.89)
2005                           13.08      (0.05)           1.56           1.51           --      (0.24)       (0.24)
DIVIDEND VALUE FUND
CLASS I SHARES:
2010                          $ 7.83     $ 0.08          $(0.56)        $(0.48)      $(0.07)    $   --       $(0.07)
2009                            6.02       0.06            1.81           1.87        (0.06)        --        (0.06)
2008                           10.54       0.07           (4.47)         (4.40)       (0.07)     (0.05)       (0.12)
2007                           10.62       0.04            0.52           0.56        (0.04)     (0.60)       (0.64)
2006(2)                        10.00       0.04            0.62           0.66        (0.04)        --        (0.04)
HIGH GRADE INCOME FUND
CLASS I SHARES:
2010                          $10.65     $ 0.20          $ 0.25         $ 0.45       $(0.20)    $   --       $(0.20)
2009                           10.56       0.43            0.44           0.87        (0.43)     (0.35)       (0.78)
2008                           10.15       0.43            0.41           0.84        (0.43)        --        (0.43)
2007                            9.94       0.44            0.21           0.65        (0.44)        --        (0.44)
2006                           10.06       0.41           (0.12)          0.29        (0.41)        --        (0.41)
2005                           10.33       0.39           (0.19)          0.20        (0.39)     (0.08)       (0.47)
HAWAII MUNICIPAL BOND FUND
CLASS I SHARES:
2010                          $10.62     $ 0.19          $ 0.09         $ 0.28       $(0.19)    $   --       $(0.19)
2009                           10.05       0.38            0.57           0.95        (0.38)        --        (0.38)
2008                           10.56       0.40           (0.51)         (0.11)       (0.40)        --        (0.40)
2007                           10.77       0.42           (0.16)          0.26        (0.42)     (0.05)       (0.47)
2006                           10.77       0.43            0.04           0.47        (0.43)     (0.04)       (0.47)
2005                           11.02       0.43           (0.16)          0.27        (0.43)     (0.09)       (0.52)
CLASS A SHARES:
2010                          $10.62     $ 0.18          $ 0.09         $ 0.27       $(0.18)    $   --       $(0.18)
2009                           10.05       0.36            0.57           0.93        (0.36)        --        (0.36)
2008                           10.56       0.38           (0.51)         (0.13)       (0.38)        --        (0.38)
2007                           10.77       0.39           (0.16)          0.23        (0.39)     (0.05)       (0.44)
2006                           10.77       0.40            0.04           0.44        (0.40)     (0.04)       (0.44)
2005                           11.02       0.41           (0.16)          0.25        (0.41)     (0.09)       (0.50)

+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. FEE WAIVERS ARE IN EFFECT; IF THEY HAD NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

*    ANNUALIZED.

**   AMOUNT REPRESENTS LESS THAN $0.01.

(1)  PER SHARE NET INVESTMENT INCOME AMOUNT CALCULATED USING AVERAGE SHARES.

(2)  COMMENCED OPERATIONS ON MAY 3, 2006.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

Bishop Street Funds



                                      RATIO OF    RATIO OF EXPENSES   RATIO OF NET
NET ASSET             NET ASSETS,   EXPENSES TO       TO AVERAGE       INVESTMENT
  VALUE,                END OF        AVERAGE         NET ASSETS      INCOME (LOSS)   PORTFOLIO
  END OF     TOTAL      PERIOD          NET         EXCLUDING FEE       TO AVERAGE     TURNOVER
  PERIOD    RETURN+      (000)        ASSETS           WAIVERS          NET ASSETS       RATE
---------   -------   -----------   -----------   -----------------   -------------   ---------


  $ 9.83     (7.61)%    $ 49,377       1.14%*           1.37%*            (0.14)%*       26%
   10.64     31.68        60,929       1.11             1.34               0.00          54
    8.08    (41.46)       62,237       1.06             1.29              (0.19)         73
   14.05     10.10       126,384       1.07             1.30              (0.22)         61
   14.84      9.78       142,929       1.06             1.30              (0.23)         53
   14.35     11.52       123,341       1.07             1.31              (0.35)         55


  $ 7.28     (6.15)%    $ 47,607       1.05%*           1.45%*             1.92%*        79%
    7.83     31.28        50,259       1.05             1.36               0.89          82
    6.02    (42.02)       51,859       1.05             1.30               0.84          75
   10.54      5.24       101,342       1.05             1.31               0.38          65
   10.62      6.63       102,850       1.05*            1.32*              0.64*         51


  $10.90      4.29%     $128,201       0.76%*           1.17%*             3.81%*        21%
   10.65      8.41       126,334       0.76             1.13               4.08          82
   10.56      8.53       121,976       0.76             1.10               4.22          28
   10.15      6.67       136,223       0.76             1.11               4.38          26
    9.94      2.96       141,448       0.76             1.12               4.12          41
   10.06      2.00       141,439       0.76             1.13               3.82          45


  $10.71      2.65%     $137,436       0.55%*           0.97%*             3.58%*        18%
   10.62      9.63       139,872       0.55             0.95               3.68          27
   10.05     (1.02)      130,807       0.55             0.92               3.91          36
   10.56      2.47       144,828       0.55             0.93               3.92          25
   10.77      4.42       138,333       0.55             0.93               3.99          47
   10.77      2.51       145,213       0.55             0.93               3.97          41

  $10.71      2.53%     $ 29,493       0.80%*           1.22%*             3.33%*        18%
   10.62      9.35        26,105       0.80             1.20               3.43          27
   10.05     (1.27)       23,707       0.80             1.17               3.66          36
   10.56      2.21        29,115       0.80             1.18               3.67          25
   10.77      4.16        30,421       0.80             1.18               3.74          47
   10.77      2.25        31,515       0.80             1.18               3.72          41

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

June 30, 2010                                          www.bishopstreetfunds.com

Bishop Street Funds

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE SIX-MONTH PERIOD ENDED JUNE 30, 2010 (UNAUDITED) AND THE YEARS ENDED DECEMBER 31,


                                              INVESTMENT ACTIVITIES                       DIVIDENDS AND
                                           ---------------------------      TOTAL      DISTRIBUTIONS FROM
                               NET ASSET                 NET REALIZED    INVESTMENT   --------------------       TOTAL
                                 VALUE,        NET      AND UNREALIZED   ACTIVITIES       NET                  DIVIDENDS
                               BEGINNING   INVESTMENT   GAIN (LOSS) ON      FROM      INVESTMENT   CAPITAL        AND
                                OF YEAR     INCOME(1)     INVESTMENTS    OPERATIONS     INCOME      GAINS    DISTRIBUTIONS
                               ---------   ----------   --------------   ----------   ----------   -------   -------------
GOVERNMENT MONEY MARKET FUND
CLASS I SHARES:
2010                             $1.00       $  --           $--           $  --        $   --       $--         $   --
2009                              1.00          --*           --*             --*           --*       --*            --*
2008                              1.00        0.02            --*           0.02         (0.02)       --          (0.02)
2007                              1.00        0.05            --            0.05         (0.05)       --          (0.05)
2006                              1.00        0.05            --            0.05         (0.05)       --          (0.05)
2005                              1.00        0.03            --            0.03         (0.03)       --          (0.03)
CLASS A SHARES:
2010                             $1.00       $  --           $--           $  --        $   --       $--         $   --
2009                              1.00          --*           --*             --*           --*       --*            --*
2008                              1.00        0.02            --*           0.02         (0.02)       --          (0.02)
2007                              1.00        0.05            --            0.05         (0.05)       --          (0.05)
2006                              1.00        0.04            --            0.04         (0.04)       --          (0.04)
2005                              1.00        0.03            --            0.03         (0.03)       --          (0.03)

+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. FEE WAIVERS ARE IN EFFECT; IF THEY HAD NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

*    AMOUNT REPRESENTS LESS THAN $0.01.

**   ANNUALIZED.

(1)  PER SHARE NET INVESTMENT INCOME AMOUNT CALCULATED USING AVERAGE SHARES.

(2) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS INCLUDES THE IMPACT OF THE COST OF THE TREASURY GUARANTEE PROGRAM. IF THIS EXPENSE HAD BEEN SUBJECT TO THE ADVISER'S VOLUNTARY EXPENSE LIMITATION, THE RATIO WOULD HAVE BEEN .50% FOR CLASS I SHARES AND .75% FOR CLASS A SHARES, FOR FISCAL YEAR ENDED 2008. (SEE NOTE 8).

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

Bishop Street Funds


                                      RATIO OF    RATIO OF EXPENSES   RATIO OF NET
NET ASSET             NET ASSETS,   EXPENSES TO       TO AVERAGE       INVESTMENT
  VALUE,                 END OF       AVERAGE         NET ASSETS         INCOME
  END OF     TOTAL       PERIOD         NET         EXCLUDING FEE      TO AVERAGE
  PERIOD    RETURN+      (000)         ASSETS           WAIVERS        NET ASSETS
---------   -------   -----------   -----------   -----------------   ------------


  $1.00      0.00%      $113,983      0.17%**           0.94%**          0.00%**
   1.00      0.05         82,405      0.33              0.89             0.04
   1.00      2.18        164,165      0.51(2)           0.88             2.19
   1.00      4.86        179,725      0.50              0.86             4.75
   1.00      4.63        159,044      0.50              0.86             4.55
   1.00      2.78        170,455      0.50              0.87             2.73

  $1.00      0.00%      $ 42,158      0.16%**           1.19%**          0.00%**
   1.00      0.03         45,233      0.35              1.14             0.00
   1.00      1.93         60,446      0.76(2)           1.13             1.94
   1.00      4.60         63,568      0.75              1.11             4.50
   1.00      4.37         59,212      0.75              1.11             4.33
   1.00      2.53         35,530      0.75              1.12             2.60

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

June 30, 2010                                          www.bishopstreetfunds.com

Bishop Street Funds                                                  (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2010

THE AMOUNTS INCLUDED IN THE NOTES TO FINANCIAL STATEMENTS ARE IN THOUSANDS UNLESS OTHERWISE NOTED.

1. ORGANIZATION

     The Bishop Street Funds (the "Trust") are registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Bishop Street Funds consist of a series of five funds (each a Fund, collectively the "Funds") which includes the Strategic Growth Fund, Dividend Value Fund (formerly Large Cap Core Equity Fund) High Grade Income Fund, Hawaii Municipal Bond Fund, and the Government Money Market Fund. Each Fund is diversified, with the exception of Hawaii Municipal Bond Fund, which is non-diversified. Class A Shares of the Hawaii Municipal Bond Fund are subject to a sales load as disclosed in the prospectus. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Trust.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

     The Funds' investments in equity securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price in the most advantageous market, if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security


Bishop Street Funds

                                                                     (UNAUDITED)

price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Pricing Committee (the "Committee") designated by the Funds' Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been delisted from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

     Investment securities held by the Government Money Market Fund are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

     In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, ASC 820 (formerly FASB Statement No. 157), the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

     - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

     - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

     - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

     Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the


June 30, 2010                                          www.bishopstreetfunds.com

Bishop Street Funds                                                  (UNAUDITED)

overall fair value measurement. The following is a summary of the inputs used as of June 30, 2010, in valuing the Funds' investments carried at value:

STRATEGIC GROWTH FUND

                    LEVEL 1   LEVEL 2   LEVEL 3    TOTAL
                    -------   -------   -------   -------
Common Stock        $49,120     $--       $--     $49,120
Cash Equivalents        290      --        --         290
                    -------     ---       ---     -------
Total Investments   $49,410     $--       $--     $49,410
                    =======     ===       ===     =======

DIVIDEND VALUE FUND

                        LEVEL 1   LEVEL 2   LEVEL 3    TOTAL
                        -------   -------   -------   -------
Common Stock            $44,703    $   --     $--     $44,703
Exchange Traded Fund        785        --      --         785
Preferred Stock             190        --      --         190
Cash Equivalents          1,860        --      --       1,860
Repurchase Agreements      --       8,564      --       8,564
                        -------    ------     ---     -------
Total Investments       $47,538    $8,564     $--     $56,102
                        =======    ======     ===     =======

HIGH GRADE INCOME FUND

                            LEVEL 1    LEVEL 2   LEVEL 3     TOTAL
                            -------   --------   -------   --------
Corporate Obligations        $ --     $ 74,638     $--     $ 74,638
U.S. Government
   Agency Obligations          --       16,819      --       16,819
Asset-Backed Securities        --       16,413      --       16,413
U.S. Treasury Obligations      --        9,614      --        9,614
U.S. Government Mortgage-
   Backed Obligations          --        5,263      --        5,263
Municipal Bonds                --        3,805      --        3,805
Cash Equivalents              674           --      --          674
Repurchase Agreements          --       14,995      --       14,995
                             ----     --------     ---     --------
Total Investments            $674     $141,547     $--     $142,221
                             ====     ========     ===     ========

HAWAII MUNICIPAL BOND FUND

                    LEVEL 1    LEVEL 2   LEVEL 3     TOTAL
                    -------   --------   -------   --------
Municipal Bonds     $   --    $164,346     $--     $164,346
Cash Equivalents     1,554         --       --        1,554
                    ------    --------     ---     --------
Total Investments   $1,554    $164,346     $--     $165,900
                    ======    ========     ===     ========

Bishop Street Funds

                                                                     (UNAUDITED)

GOVERNMENT MONEY MARKET FUND

                            LEVEL 1   LEVEL 2    LEVEL 3     TOTAL
                            -------   --------   -------   --------
U.S. Government
   Agency Obligations       $    --   $120,987     $--     $120,987
U.S. Treasury Obligations        --     27,998      --       27,998
Cash Equivalents             10,685         --      --       10,685
                            -------   --------     ---     --------
Total Investments           $10,685   $148,985     $--     $159,670
                            =======   ========     ===     ========

     For the six months ended June 30, 2010, there have been no significant changes to the Funds' fair value methodologies.

     In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2010-6, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, ASU No. 2010-6 enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Trust adopted ASU No. 2010-6 on January 1, 2010. The adoption of ASU No. 2010-6 did not have any impact on the Trust's financial statements.

FEDERAL INCOME TAXES

     It is each Fund's intention to continue to qualify as a regulated investment company for federal income tax purposes under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable income and net capital gains. Accordingly, no provision for federal income taxes is required.

     The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether it is "more-likely-than- not" (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

     Security transactions are accounted for on trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Interest income is recorded on the accrual basis and dividend income is recorded on ex-dividend date.

June 30, 2010                                          www.bishopstreetfunds.com

Bishop Street Funds                                                  (UNAUDITED)

     Discounts and premiums are accreted or amortized over the life of each security and are recorded as interest income. The High Grade Income and Hawaii Municipal Bond Funds use the effective interest method. The Government Money Market Fund uses the straight line method, which approximates the effective interest method.

REPURCHASE AGREEMENTS

     In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization ("NRSRO") or unrated securities that are of comparable quality to securities that are rated in the highest rating category by an NRSRO, as determined by the Adviser. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

CLASSES

     Class-specific expenses are borne by the applicable class of shares. Income, realized and unrealized gains/losses and non class-specific expenses are allocated to the respective class on the basis of relative daily net assets. Distribution fees are the only class-specific expense.

EXPENSES

     Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     The Strategic Growth and Dividend Value Funds declare and pay dividends from any net investment income, if available, on a quarterly basis. Dividends from net investment income are declared daily and paid on a monthly basis for the High Grade Income, Hawaii Municipal Bond, and the Government Money Market Funds. Any net realized capital gains will be distributed at least annually for all Funds. Distributions to shareholders are recorded on the ex-dividend date.

FRONT-END SALES COMMISSION

     Front-end sales commissions (the "sales charge") are not recorded as expenses of the Hawaii Municipal Bond Fund. Front-end sales commissions are deducted from proceeds from the sales of Hawaii Municipal Bond Fund shares prior to investment in Class A shares.

Bishop Street Funds

                                                                     (UNAUDITED)

CASH OVERDRAFT CHARGES

     Per the terms of an informal agreement with Union Bank, N.A., the custodian of the Funds, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of the Prime Rate plus 4.00%. Cash overdraft charges are included in miscellaneous expenses on the Statements of Operations. For the six months ended June 30, 2010, there were no cash overdrafts.

3. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENT

     Investment advisory services are provided to the Funds by Bishop Street Capital Management (the "Adviser"), a registered adviser and wholly owned subsidiary of First Hawaiian Bank. First Hawaiian Bank is a subsidiary of Banc West Corporation, itself a subsidiary of BNP Paribas. The Adviser is entitled to receive an annual fee of 0.74% of the average daily net assets of the Strategic Growth and the Dividend Value Funds, 0.55% of the average daily net assets of the High Grade Income Fund, 0.35% of the average daily net assets of the Hawaii Municipal Bond Fund, and 0.30% of the average daily net assets of the Government Money Market Fund. Beginning April 30, 2010, the Adviser has contractually agreed to waive a portion of its advisory fee to the extent necessary to keep operating expenses at or below certain percentages of the respective average daily net assets. The contractual expense limitations are as follows:

Strategic Growth Fund, Class I Shares          1.25%
Dividend Value Fund, Class I Shares            1.05%
High Grade Income Fund, Class I Shares         0.76%
Hawaii Municipal Bond Fund, Class I Shares     0.55%
Hawaii Municipal Bond Fund, Class A Shares     0.80%
Government Money Market Fund, Class I Shares   0.50%
Government Money Market Fund, Class A Shares   0.75%

These fees and waivers are labeled on the Statement of Operations as "Investment Adviser Fees."

     BNP Paribas Asset Management, Inc. ("BNP PAM") serves as the investment sub-adviser for the Strategic Growth Fund, pursuant to a sub-adviser agreement. BNP PAM is entitled to receive from the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.37% of the average daily net assets of the Strategic Growth Fund.

     Fischer Francis Trees & Watts, Inc. ("FFTW") serves as the investment sub-adviser for the Government Money Market Fund, pursuant to a sub-adviser agreement dated December 15, 2006 as approved by shareholders on December 15, 2006. FFTW is entitled to receive from the Adviser a fee, computed daily and paid monthly, at the annual rate

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                                       49

Bishop Street Funds                                                  (UNAUDITED)

of 0.060% of the average daily net assets of the Government Money Market Fund up to $500 million and 0.020% of the average daily net assets of the Government Money Market Fund in excess of $500 million.

     Columbia Management Advisors, LLC ("Columbia") serves as the investment sub-adviser for the Dividend Value Fund pursuant to a sub-adviser agreement dated May 24, 2010, Columbia is entitled to receive from the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.36% of the first $75 million, 0.35% of the next $75 million, 0.325% of the next $100 million, 0.30% of the next $250 million and 0.25% of the assets in excess of $500 million.

     Union Bank, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds. These fees are disclosed on the Statement of Operations as "Custodian Fees."

4. ADMINISTRATIVE, TRANSFER AGENT AND DISTRIBUTION SERVICES

     Pursuant to an administration agreement dated January 27, 1995 (the "Agreement"), SEI Investments Global Funds Services ("GFS"), a wholly owned subsidiary of SEI Investments Company, acts as the Trust's Administrator. Under the terms of the Agreement, GFS is entitled to receive an annual fee of 0.20% of the average daily net assets of the Funds, and has voluntarily agreed to waive its administrative fee to 0.12% of each of the Funds' average daily net assets excluding the Hawaii Municipal Bond Fund which is waived to 0.07% of its average daily net assets. These fees and waivers are labeled as "Administrative Fees" on the Statement of Operations.

     Pursuant to an agreement dated January 30, 1995, DST Systems, Inc. ("DST") acts as the Transfer Agent of the Trust. As such, DST provides transfer agency, dividend disbursing and shareholder services to the Trust. These fees are disclosed on the Statement of Operations as "Transfer Agent Fees."

     SEI Investments Distribution Co. ("SIDCO"), a wholly owned subsidiary of SEI Investments Company, acts as the Trust's Distributor pursuant to a distribution agreement dated June 10, 1999. The Funds have adopted a Distribution Plan (the "Plan") on behalf of Class A Shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan provides that Class A Shares will bear the cost of their distribution expenses. SIDCO, as compensation for its services under the Plan, receives a distribution fee, computed daily and payable monthly, of 0.25% of the average daily net assets attributable to each Fund's Class A Shares. This fee is disclosed as "Distribution Fees, Class A" on the Statement of Operations.

Bishop Street Funds

                                                                     (UNAUDITED)

     The Trust has adopted and entered into a shareholder service plan and agreement with SIDCO. Each Fund pays to SIDCO a shareholder servicing fee not to exceed an annual rate of 0.25% of the average daily net asset value of all shares of each fund, which is computed daily and paid monthly. Under the shareholder service plan, SIDCO may perform, or may compensate other service providers for performing various shareholder and administrative services. SIDCO may also retain as profit any difference between the fee it receives and amount it pays to third parties. For the period, SIDCO paid the entire amount of fees received under the shareholder service plan to First Hawaiian Bank, the parent company of Bishop Street Capital Management, for shareholder services performed for the Funds. SIDCO has voluntarily agreed to waive a portion of its shareholder servicing fee to the extent necessary to keep operating expenses at or below certain percentages of each Fund's respective average daily net assets. Additionally, SIDCO has voluntarily agreed to waive a portion of its shareholder servicing fee in order to limit the one-day net income yield of the Government Money Market Fund, to not less than 0.0000% of the average daily net assets. These fees and waivers are represented as "Shareholder Servicing Fees" on the Statement of Operations.

     The Adviser and SIDCO have voluntarily agreed to further waive and reduce their fees and/or reimburse certain expenses of the Government Money Market Fund in order to maintain a one-day net income yield (yield floor) of the Fund of not less than 0.00% of the Fund's average daily net assets. The following table shows waivers, with respect to such yield floor for the six months ended June 30, 2010:

      Investment             Shareholder
     Advisory Fee           Servicing Fee
Waived/Reimbursed (000)      Waiver (000)
-----------------------   ------------------
         $210                    $66

5. TRANSACTIONS WITH AFFILIATES

     Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the
"Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

     A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisers and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board. These fees are disclosed on the Statement of Operations as "Chief Compliance Officer Fees."

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

Bishop Street Funds                                                  (UNAUDITED)

6. SECURITIES LENDING

     The Funds may lend securities having a market value up to one-third of each Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments. It is each Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. At June 30, 2010, six counterparties held 100% of the total securities on loan of the Dividend Value Fund and six counterparties held 100% of the total securities on loan of the High Grade Income Fund.

7. INVESTMENT TRANSACTIONS

     The cost of security purchases and the proceeds from the sale and maturities of securities, other than short-term investments, for the six months ended June 30, 2010 are presented below for the Funds.

                              Strategic   Dividend   High Grade    Hawaii
                                Growth      Value      Income     Municipal
                                 Fund       Fund        Fund      Bond Fund
                              ---------   --------   ----------   ---------
Purchases
   U.S.
      Government Securities    $    --    $    --     $17,584      $    --
   Other                        14,594     38,797       8,601       30,306
Sales and Maturities
   U.S.
      Government Securities    $    --    $    --     $ 6,956      $    --
   Other                        22,269     39,253      17,876       29,911

Bishop Street Funds

                                                                     (UNAUDITED)

8. FEDERAL TAX INFORMATION

     The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States of America.

     As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to undistributed net investment income/(loss), paid-in capital or accumulated net realized gain/(loss), as appropriate, in the period that the differences arise.

     The tax character of dividends and distributions declared during the years ended December 31, 2009 and 2008 were as follows:

                   Ordinary   Tax Exempt    Long-Term
                    Income      Income     Capital Gain    Total
                   --------   ----------   ------------   ------
Strategic Growth
   Fund
   2009             $   --      $   --        $   --      $   --
   2008                 --          --         1,792       1,792
Dividend
   Value Fund
   2009             $  437      $   --        $   --      $  437
   2008                663          --           405       1,068
High Grade
   Income Fund
   2009             $5,220      $   --        $3,894      $9,114
   2008              5,571          --            --       5,571
Hawaii Municipal
   Bond Fund
   2009             $   --      $5,916        $   --      $5,916
   2008                 --       6,367            --       6,367
Government Money
   Market Fund
   2009             $   88      $   --        $   --      $   88
   2008              4,965          --            --       4,965

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

Bishop Street Funds                                                  (UNAUDITED)

     As of December 31, 2009, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

                                  Strategic   Dividend   High Grade    Hawaii
                                    Growth      Value      Income      Municipal
                                     Fund       Fund        Fund      Bond Fund
                                  ---------   --------   ----------   ---------
Undistributed net
   investment income              $      --   $     --     $  620        $    --
Undistributed long term
   capital gain income                   --         --        557             --
Undistributed tax exempt income          --         --         --             2
Capital loss carryforwards         (12,703)    (20,193)        --        (1,020)
Post-October losses                   (830)       (584)        --           (24)
Unrealized appreciation
   (depreciation)                    5,204      (1,350)     6,371         3,665
                                  ---------   --------     ------       -------
Total Distributable Earnings
   (Accumulated Losses)           $ (8,329)   $(22,127)    $7,548       $ 2,623
                                  =========   ========     ======       =======

     Post-October losses represent losses realized on investment transactions from November 1, 2009 through December 31, 2009 that, in accordance with Federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

     For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future capital gains as follows:

            Strategic   Dividend     Hawaii
              Growth      Value     Municipal
               Fund       Fund      Bond Fund
            ---------   --------   ----------
Dec. 2016    $   839    $ 5,569      $  410
Dec. 2017     11,864     14,624         610
             -------    -------      ------
Total        $12,703    $20,193      $1,020
             =======    =======      ======

     During the year ended December 31, 2009, the High Grade Income Fund and the Government Money Market Fund utilized capital loss carryforwards of $983 and $14, respectively, to offset realized capital gains.

Bishop Street Funds

                                                                     (UNAUDITED)

     The aggregate gross unrealized appreciation and depreciation of securities held by the Strategic Growth, Dividend Value, High Grade Income, and Hawaii Municipal Bond Funds for Federal income tax purposes at June 30, 2010 were as follows:

                              Strategic   Dividend   High Grade    Hawaii
                                Growth      Value      Income     Municipal
                                 Fund       Fund        Fund      Bond Fund
                              ---------   --------   ----------   ---------
Federal Tax Cost                $48,805    $59,608     $133,937    $161,323
                                -------    -------     --------    --------
Gross
   Unrealized Appreciation        5,510      1,137        8,414       5,095
Gross
   Unrealized Depreciation       (4,905)    (4,643)        (130)       (518)
                                -------    -------     --------    --------
Net Unrealized Appreciation
   (Depreciation)               $   605    $(3,506)    $  8,284    $  4,577
                                =======    =======     ========    ========

     For Federal income tax purposes, the Government Money Market Fund's aggregate tax cost is equal to its book cost.

9. RISKS

     The Hawaii Municipal Bond Fund invests primarily in debt instruments in the state of Hawaii. The issuers' ability to meet their obligations may be affected by economic developments in that state. In addition, each Fund's investments in debt securities are subject to "credit risk," which is the risk that an issuer will be unable, or will be perceived to be unable, to repay its obligations at maturity. Funds that invest primarily in high quality debt securities generally are subject to less credit risk than funds that invest in lower quality debt securities.

     Certain debt securities are backed by credit enhancements from various financial institutions and financial guarantee assurance agencies. These credit enhancements reinforce the credit quality of the individual securities;
however, if any of the financial institutions or financial guarantee assurance agencies' credit quality should deteriorate, it could cause the individual security's credit quality to change. Additionally, if any of the Funds concentrate their credit enhancements in any one financial institution, the risk of credit quality deterioration increases.

     The value of asset-backed securities may be affected by the credit risk of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition to credit risk, asset-backed securities and other securities with early redemption features are subject to pre-payment risk. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate or an issuer may retire an outstanding bond early to reduce interest costs. A Fund's ability to maintain positions in such securities will be affected by

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                                       55

Bishop Street Funds                                                  (UNAUDITED)

reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time.

     In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims are considered remote.

10. LINE OF CREDIT

     The Funds entered into an agreement which enables them to participate in a $5 million unsecured committed revolving line of credit on a first come, first serve basis, with Union Bank, N.A. (the "Bank") which expires June 9, 2011. The proceeds from the borrowings shall be used to finance the Funds short term general working capital requirements, including the funding of shareholder redemptions. Interest is charged to the Funds based on their borrowings during the year at the Bank current reference rate minus 1%. As of June 30, 2010 the Funds had no borrowings outstanding. For the six months ended June 30, 2010, the Funds had borrowings costs of $534 for the Strategic Growth Fund, $0 for the Dividend Value Fund, $0 for the High Grade Income Fund, and $7 for the Hawaii Municipal Bond Fund, over a period of 32 days at a weighted average interest rate of 2.25%.

11. OTHER

     At June 30, 2010, the percentage of total shares outstanding held by shareholders for each Fund, which comprised an omnibus account that was held on behalf of several individual shareholders, was as follows:

                                                Number of     % of Outstanding
                                               Shareholders        Shares
                                               ------------   ------------------
Strategic Growth Fund, Class I Shares               2              95.83%
Dividend Value Fund, Class I Shares                 2              99.47
High Grade Income Fund, Class I Shares              3              96.76
Hawaii Municipal Bond Fund, Class I Shares          2              90.16
Hawaii Municipal Bond Fund, Class A Shares          3              26.70
Government Money Market Fund, Class I Shares        3              97.64
Government Money Market Fund, Class A Shares        1              99.75

Bishop Street Funds

                                                                     (UNAUDITED)

12. ACCOUNTING PRONOUNCEMENT

     In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2010-6, FAIR VALUE MEASUREMENTS AND DISCLOSURES (TOPIC 820): IMPROVING DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS. ASU No. 2010-6 enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Fund is currently evaluating the impact, if any, of applying the provisions of ASU No. 2010-6.

13. SUBSEQUENT EVENT

     The Company has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were available to be issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

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                                       57

Bishop Street Funds                                                  (UNAUDITED)

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund you incur two types of costs: (1) transaction costs, including applicable sales charges (loads); and (2) ongoing costs, which include (among others) costs for portfolio management, administrative services, distribution and service (12b-1), shareholder service fees, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

- ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column
     3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

Bishop Street Funds

                                                                     (UNAUDITED)

                                          Beginning    Ending                  Expenses
                                           Account     Account    Annualized     Paid
                                            Value       Value      Expense      During
                                            1/1/10     6/30/10      Ratios     Period*
                                          ---------   ---------   ----------   --------
STRATEGIC GROWTH FUND -- CLASS I
   ACTUAL FUND RETURN                     $1,000.00   $  923.90      1.14%      $5.44
   HYPOTHETICAL 5% RETURN                  1,000.00    1,019.14      1.14        5.71
DIVIDEND VALUE FUND -- CLASS I
   ACTUAL FUND RETURN                     $1,000.00   $  938.50      1.05%      $5.05
   HYPOTHETICAL 5% RETURN                  1,000.00    1,019.59      1.05        5.26
HIGH GRADE INCOME FUND -- CLASS I
   ACTUAL FUND RETURN                     $1,000.00   $1,042.90      0.76%      $3.85
   HYPOTHETICAL 5% RETURN                  1,000.00    1,021.03      0.76        3.81
HAWAII MUNICIPAL BOND FUND -- CLASS I
   ACTUAL FUND RETURN                     $1,000.00   $1,026.50      0.55%      $2.76
   HYPOTHETICAL 5% RETURN                  1,000.00    1,022.07      0.55        2.76
HAWAII MUNICIPAL BOND FUND -- CLASS A
   ACTUAL FUND RETURN                     $1,000.00   $1,025.30      0.80%      $4.02
   HYPOTHETICAL 5% RETURN                  1,000.00    1,020.83      0.80        4.01
GOVERNMENT MONEY MARKET FUND -- CLASS I
   ACTUAL FUND RETURN                     $1,000.00   $1,000.00      0.17%      $0.84
   HYPOTHETICAL 5% RETURN                  1,000.00    1,023.95      0.17        0.85
GOVERNMENT MONEY MARKET FUND -- CLASS A
   ACTUAL FUND RETURN                     $1,000.00   $1,000.00      0.16%      $0.79
   HYPOTHETICAL 5% RETURN                  1,000.00    1,024.00      0.16        0.80

* Expenses are equal to the Funds' annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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Bishop Street Funds                                                  (UNAUDITED)

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

BOARD CONSIDERATIONS IN RE-APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENTS

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of Bishop Street Funds (the "Trust") must annually review and re-approve the following agreements (collectively, the "Agreements"):

     - the Advisory Agreement between Bishop Street Capital Management (the "Adviser") and the Trust, on behalf of the Dividend Value Fund, the Government Money Market Fund, the Hawaii Municipal Bond Fund, the High Grade Income Fund and the Strategic Growth Fund (collectively, the "Funds");

     - the Sub-Advisory Agreement between the Adviser and BNP Paribas Asset Management, Inc. ("BNP Paribas"), on behalf of the Strategic Growth Fund;

     - and the Sub-Advisory Agreement between the Adviser and Fischer Francis Tree & Watts, Inc. (FFT&W"), on behalf of the Government Money Market Fund (BNP Paribas and FFT&W collectively referred to as, the "Sub-Advisers").

After their initial two-year terms, the Agreements must be re-approved: (i) by the vote of the Trustees or by a vote of the shareholders of each Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Agreements for additional one-year terms. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Advisers and the Sub-Advisers. The Trustees use this information, as well as other information that the Adviser, the Sub-Advisers and other service providers of the Funds may submit to the Board, to help them decide whether to renew the Agreements for an additional year.

Prior to this year's meeting held on February 16-17, 2010, the Board, including the Independent Trustees advised by their independent legal counsel, reviewed written materials from the Adviser and the Sub-Advisers regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser and the Sub-Advisers; (ii) the investment performance of the Funds, the Adviser and the Sub-Advisers; (iii) the costs of the services to be provided and profits to be realized by the Adviser, the Sub-Advisers, and their affiliates from their relationship with the Funds; (iv) the extent to which economies of scale would be realized as the Funds grow; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meeting, representatives from the Adviser and the Sub-Advisers, along with other Fund service providers, presented additional oral and written information to help

Bishop Street Funds

                                                                     (UNAUDITED)

the Board evaluate the Adviser and the Sub-Advisers' fees and other aspects of the Agreements. Among other things, representatives from the Adviser and each of the Sub-Advisers presented overviews of their advisory businesses, including the Adviser and each Sub-Adviser's investment personnel, assets under management, investment process and trading practices. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser and the Sub-Advisers' oral presentations and any other information that the Board received at the meeting, and deliberated on the renewal of the Agreements in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and each of the Sub-Advisers and the re-approval of the Agreements, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISER AND THE SUB-ADVISERS

In considering the nature, extent and quality of the services provided by the Adviser and the Sub-Advisers, the Board reviewed the portfolio management services provided by the Adviser and each of the Sub-Advisers to the Fund(s) they managed, including the quality and continuity of the Adviser and the Sub-Advisers' portfolio management personnel. The most recent investment adviser registration form ("Form ADV") for the Adviser and each of the Sub-Advisers was provided to the Board, as was the response of the Adviser and each Sub-Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of each respective Fund.

The Trustees also considered other services to be provided by the Adviser and the Sub-Advisers to the Fund(s) they manage, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds' investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser and the Sub-Advisers.

INVESTMENT PERFORMANCE OF THE FUNDS, THE ADVISER AND THE SUB-ADVISERS

The Board was provided with information regarding each Fund's performance since the Agreements were last renewed, as well as information regarding each Fund's performance since its inception. The Board also compared each Fund's performance to its benchmark index and other similar mutual funds over various periods of time. The Adviser and the Sub-Advisers provided information regarding and led a discussion of factors impacting the performance of their respective Fund(s) over the past year, outlin-

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                                       61

Bishop Street Funds                                                  (UNAUDITED)

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

ing market conditions and explaining its expectations and strategies for the future. The Board noted that the High Grade Income Fund outperformed its benchmark over various periods. With respect to the Hawaii Municipal Bond Fund, the Board noted that although the Fund had underperformed its benchmark over recent periods of time, its performance was not substantially below that of its respective benchmark and did not necessitate any significant additional review. The Board also noted that although the Strategic Growth Fund had underperformed its benchmark over recent periods of time, its long-term performance was in line with its benchmark and did not necessitate any significant additional review. With respect to the Government Money Market Fund, the Board noted that the Fund was comparable to its benchmark. The Adviser noted that the Dividend Value Fund, formerly the Large Cap Core Equity Fund, had recently changed its sub-adviser, objective, strategy and benchmark and that the information provided for the prior periods reflected the performance of the prior sub-adviser, objective, strategy and benchmark. The Board noted that the Fund's performance was comparable to that of its benchmark index for the prior periods. Based on this information, the Board concluded that each Fund's performance was reasonable as compared to its relevant benchmark and was satisfied with the investment results that the Adviser and each Sub-Adviser had been able to achieve for their respective Fund(s).

COSTS OF ADVISORY SERVICES, PROFITABILITY AND ECONOMIES OF SCALE

In concluding that the advisory fees payable to the Adviser and each of the Sub-Advisers were reasonable, the Trustees reviewed a report of the fees paid to the Adviser and each Sub-Adviser as well as the costs of services provided by and the profits realized by the Adviser and each of the Sub-Advisers from their relationship with the Funds, and concluded that such profits were not excessive. The Trustees also reviewed reports comparing the expense ratio and advisory fee paid by each Fund to those paid by other comparable mutual funds and noted that each Fund's total fees and expenses were within the range of or below the average fees and expenses incurred by other peer funds. The Board concluded that the advisory fees were the result of arm's length negotiations and appeared reasonable in light of the services rendered. The Board also considered the Adviser and the Sub-Advisers' commitment to managing the Funds, as well as the Adviser's willingness to convert expense limitations and fee waiver arrangements from voluntary to contractual. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not conclude that such economies of scale had yet been achieved with respect to the Funds.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of each Agreement are fair and reasonable; (b) concluded that the

Bishop Street Funds

                                                                     (UNAUDITED)

Adviser and each of the Sub-Adviser's fees are reasonable in light of the services that the Adviser and each of the Sub-Advisers provide to the respective Fund(s); and (c) agreed to renew each Agreement for another year.

DIVIDEND VALUE FUND

During the reporting period, BSCM, on behalf of the Bishop Street Dividend Value Fund (the "Fund"), entered into:

     - a new sub-advisory agreement (the "CMA Sub-Advisory Agreement") with Columbia Management Advisors, LLC ("CMA"), which became effective January 25, 2010, after the approval of Fund shareholders, and which replaced the subadvisory agreement with the Fund's then-current sub-adviser (the "Former Sub-Adviser"); and

     - an interim sub-advisory agreement (the "Interim Agreement") and a new sub-advisory agreement (the "Columbia Sub-Advisory Agreement") with Columbia Management Investment Advisers LLC (formerly RiverSource Investments LLC) ("Columbia"), which became effective May 24, 2010, after the approval of share-holders, as a result of a change in control of CMA and the automatic termination of the CMA Sub-Advisory Agreement.

Pursuant to Section 15(c) of the 1940 Act, the Board considered the approval of the CMA Sub-Advisory Agreement, the Interim Agreement and the Columbia Sub-Advisory Agreement on behalf of the Fund as discussed in greater detail below.

At an in-person meeting held on November 11-12, 2009, the Board was asked to appoint CMA as a new sub-adviser to the Fund to replace the Former Sub-Adviser and to approve the CMA Sub-Advisory Agreement. The Board was informed that the CMA Sub-Advisory Agreement would also need to be approved by Fund shareholders. In connection with the proposal to appoint CMA as the Fund's new sub-adviser, the Board was also asked to approve a new name, investment objective, strategy and benchmark for the Fund. The Board was informed that the terms of the CMA Sub-Advisory Agreement were substantially similar to the terms of the sub-advisory agreement then in place with the Former Sub-Adviser, with few exceptions, including an increase in sub-advisory fee. The Board noted, however, that the proposed increase in the sub-advisory fee under the CMA Sub-Advisory Agreement would not change the level of the overall advisory fee charged to the Fund by BSCM. The Board was informed that the nature, scope and quality of services to be provided under the CMA Sub-Advisory Agreement would be at least equivalent to the nature, scope and quality of services provided by the Former Sub-Adviser under the terms of its sub-advisory agreement. The Board also was

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                                       63

Bishop Street Funds                                                  (UNAUDITED)

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

informed that Bank of America, N.A. ("Bank of America") had entered into an agreement to sell its long-term asset management business to Ameriprise Financial, Inc. ("Ameriprise"), which would include the sale of CMA (the "Transaction"). The Board noted that the Transaction, which was expected to close during the first part of 2010, would result in the automatic termination of the CMA Sub-Advisory Agreement and that, in order for the successor adviser, Columbia, to serve as sub-adviser to the Fund after the closing of the Transaction, the Board and Fund shareholders would be required to approve the Columbia Sub-Advisory Agreement.

At its November 10-11, 2009, the Board, including the Independent Trustees, discussed and approved the CMA Sub-Advisory Agreement. The Board, including the Independent Trustees advised by their independent legal counsel, received and reviewed materials relating to CMA and the CMA Sub-Advisory Agreement in advance of the meeting, and had the opportunity to ask questions and request further information of BSCM and CMA. The materials included, among other things, information regarding: (i) the nature, extent and quality of the services to be provided by CMA; (ii) the investment performance and resources of CMA; (iii) the costs of the services to be provided; and (iv) comparisons of the services to be rendered and the amounts to be paid under the CMA Sub-Advisory Agreement with the services and amounts paid under advisory agreements of the same and other investment advisers, as discussed in further detail below. The Board deferred consideration of the Columbia Sub-Advisory Agreement to a future meeting pending receipt of additional information necessary to evaluate the terms of that Agreement.

At an in-person meeting held on February 16-17, 2010, the Board considered and approved the Columbia Sub-Advisory Agreement, which would become effective after approval of the Columbia Sub-Advisory Agreement by shareholders of the Fund. The Board also considered and approved the Interim Agreement in order to maintain continuous sub-advisory services for the Fund after the closing of the Transaction pending shareholder approval of the Columbia Sub-Advisory Agreement. The Interim Agreement became effective on April 30, 2010, the closing date of the Transaction. The Board was informed that the terms of the CMA Sub-Advisory Agreement, the Interim Agreement and the Columbia Sub-Advisory Agreement were the same, except for the parties and the effective date. The Board was also informed that there would be no change to the portfolio managers responsible for the day-to-day management of the Fund, nor would there be any change to the sub-advisory fee. In approving the Interim Agreement and the Columbia Sub-Advisory Agreement, the Board, including the Independent Trustees advised by their independent legal counsel, received and reviewed materials relating to Columbia and the Interim Agreement and the Columbia Sub-Advisory Agreement in advance of the meeting, and had the opportunity to ask

Bishop Street Funds

                                                                     (UNAUDITED)

questions and request further information of BSCM and Columbia. The materials included, among other things, information regarding: (i) the nature, extent and quality of the services to be provided by Columbia; (ii) the investment performance and resources of Columbia; (iii) the costs of the services to be provided; and (iv) comparisons of the services to be rendered and the amounts to be paid under the Interim Agreement and the Columbia Sub-Advisory Agreement with the services and amounts paid under advisory agreements of the same and other investment advisers, as discussed in further detail below.

At the November 10-11, 2009 and the February 16-17, 2010 meetings, representatives from BSCM, CMA and Columbia, along with other service providers of the Fund, pre-sented additional oral and written information to help the Board evaluate proposed fees and other aspects of the CMA and Columbia Sub-Advisory Agreements as well as the Interim Agreement. Among other things, the representatives provided an overview of CMA and Columbia by reviewing key personnel and CMA and Columbia's investment strategies and processes. The Board then discussed the written materials that the Board received before the meetings, CMA and Columbia's oral presentation and any other information that the Board received at the meeting, and deliberated on the approval of the CMA and Columbia Sub-Advisory Agreements and the Interim Agreement in light of this information. The Board noted that there would be no change in the management of the Fund as a result of the Transaction and there were no proposed changes to the nature or scope of sub-advisory services provided to the Fund. At its February 16-17, 2010 meeting, the Board reviewed its findings from its November 10-11, 2009 meeting at which it considered and approved the CMA Sub-Advisory Agreement. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT AND QUALITY OF SUB-ADVISORY AND OTHER SERVICES

In considering the nature, extent and quality of the services to be provided by CMA and Columbia as sub-adviser to the Fund, the Board reviewed the portfolio management services to be provided by CMA and Columbia to the Fund. Among other things, the Board considered the quality of portfolio management personnel of CMA and Columbia. At the February 16-17, 2010 meeting, the Board noted that after the close of the Transaction, the Fund's portfolio managers under CMA would become employees of Columbia and would serve as the Fund's portfolio managers without interruption. At the November 10-11, 2009 and the February 16-17, 2010 meetings, the Board had the opportunity to speak with, and receive information from, representatives from CMA and Columbia about the background and experience of the portfolio managers who would be primarily responsible for the day-to-day management of the Fund as well as

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                                       65

Bishop Street Funds                                                  (UNAUDITED)

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

CMA and Columbia's compliance policies and procedures, among other information.

The Board also considered other services to be provided to the Fund by CMA and Columbia, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund's investment restrictions and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by CMA and Columbia.

INVESTMENT PERFORMANCE OF THE SUB-ADVISERS

The Board considered and evaluated the investment performance of the investment management personnel of CMA and Columbia who were expected to manage the Fund. The Board concluded that the historical investment performance record of CMA and its portfolio managers, as well as its experience and performance in managing a large cap value strategy, supported a decision to approve the CMA Sub-Advisory Agreement, the Interim Agreement and the Columbia Sub-Advisory Agreement.

COSTS OF SERVICES TO BE PROVIDED, PROFITABILITY AND ECONOMIES OF SCALE

The Board considered the Fund's overall fee level and noted that the overall advisory fee charged to the Fund by the Adviser would remain the same under the CMA Sub-Advisory Agreement, the Interim Agreement and the Columbia Sub-Advisory Agreement, noting that any sub-advisory fees would be paid out of the advisory fee the Fund pays the Adviser. Based on its review, the Board determined that the sub-advisory fee was reasonable and appropriate in light of: 1) the services to be provided by CMA and Columbia; 2) the advisory fees and the overall expense ratios of the Fund as com-pared to peer funds, including funds advised by CMA and Columbia and 3) the anticipated profitability to CMA and Columbia.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously concluded, at its November 10-11, 2009 meeting, that the terms of the CMA Sub-Advisory Agreement were fair and reasonable and that the sub-advisory fees were reasonable in light of the services to be provided to the Fund and agreed to approve the CMA Sub-Advisory Agreement. At its February 16-17, 2010 meeting, the Board, including the Independent Trustees, unanimously concluded that the terms of the Interim Agreement and the Columbia Sub-Advisory Agreement were fair and reasonable and that the sub-advisory fees were reasonable in light of the services to be provided to the Fund and agreed to approve the Interim Agreement and the Columbia Sub-Advisory Agreement.

Bishop Street Funds

Bishop Street Funds                                                  (UNAUDITED)

SHAREHOLDER VOTING RESULTS

At a special meeting held on May 24, 2010, the shareholders of the Dividend Value Fund voted to approve a new investment sub-advisory agreement between Bishop Street Capital Management and Columbia Management Investment Advisers, LLC.

The results of the voting were as follows:

BISHOP STREET DIVIDEND VALUE FUND

                             % of
               No. of     Outstanding   % of Shares
               Shares        Shares       Present
              ---------   -----------   -----------
AFFIRMATIVE   6,198,608      97.00         100.00
AGAINST               0          0              0
ABSTAIN               0          0              0
              ---------      -----        -------
Total         6,198,608      97.00        100.000%
              =========      =====        =======

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                                       67

                      This page intentionally left blank.

INVESTMENT ADVISER
BISHOP STREET CAPITAL MANAGEMENT
HONOLULU, HI 96813

ADMINISTRATOR
SEI INVESTMENTS GLOBAL FUNDS SERVICES
OAKS, PA19456

DISTRIBUTOR
SEI INVESTMENTS DISTRIBUTION CO.
OAKS, PA19456

TRANSFER AGENT
DST SYSTEMS,INC.
KANSAS CITY,MO 64121

CUSTODIAN
UNION BANK, N.A.
SAN FRANCISCO, CA 94101

LEGAL COUNSEL
MORGAN, LEWIS & BOCKIUSLLP
PHILADELPHIA, PA 19103

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PRICEWATERHOUSECOOPERS LLP
PHILADELPHIA, PA 19103

                           (BISHOP STREET FUNDS LOGO)

       FOR MORE INFORMATION ABOUT BISHOP STREET FUNDS, CALL 1-800-262-9565
                          OR YOUR INVESTMENT SPECIALIST
                  VISIT US ONLINE AT WWW.BISHOPSTREETFUNDS.COM

(BISHOP STREET FUNDS LOGO)

BISHOP STREET FUNDS
P.O. BOX 219721
KANSAS CITY, MO 64121-9721

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF BISHOP STREET FUNDS' SHAREHOLDERS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

SHARES OF BISHOP STREET FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY FIRST HAWAIIAN BANK OR ANY OF ITS AFFILIATES. SUCH SHARES ARE ALSO NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENT IN SHARES OF MUTUAL FUNDS INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE BISHOP STREET FUNDS ARE DISTRIBUTED BY SEI INVESTMENTS DISTRIBUTION CO.,WHICH IS NOT AFFILIATED WITH FIRST HAWAIIAN BANK, BANK OF THE WEST OR BANCWEST CORPORATION. BANCWEST CORPORATION IS A WHOLLY-OWNED SUBSIDIARY OF BNP PARIBAS.

BSF-SA-004-1600

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no charge to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees during the period covered by this report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions have concluded that the Registrant's disclosure controls and procedures )as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 270.30a-15(b)) or 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.3a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over finanicl reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            Bishop Street Funds


By (Signature and Title)*               /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: September 2, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: September 2, 2010


By (Signature and Title)*               /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller & CFO

Date: September 2, 2010

* Print the name and title of each signing officer under his or her signature.